UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square Funds SM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

ANNUAL REPORT
December 31, 2005

Letter to Shareholders

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust-Financial Square FundsSM during the one-year reporting period that ended December 31, 2005.

The Economy in Review

A variety of factors threatened to derail the U.S. economy in 2005, including steadily rising short-term interest rates, record-high oil prices, several devastating hurricanes, and geopolitical issues. However, thanks in part to continued strong consumer spending, the U.S. economy persevered. After a 3.8% advance in the first quarter of 2005, gross domestic product (“GDP”) was up 3.3% during the second quarter and 4.1% in the third quarter. While fourth quarter figures have not yet been released, another solid gain is anticipated.

Money Market Review

The Federal Open Market Committee (the “FOMC”) continued with its tightening campaign in 2005 and raised the federal funds rate by 25 basis points at each of the eight meetings. This brought the federal fund rate to 4.25%, its highest level since mid-2001. The FOMC made virtually no changes to the statement that accompanies its rate hikes until December 2005. At that time, rather than saying that “policy accommodation can be removed at a pace that is likely to be measured,” it stated “further measured policy firming is likely to be needed to keep the risks to the attainment of both sustainable economic growth and price stability roughly in balance.” The minutes from the last FOMC meeting for 2005 noted that the number of additional rate increases is “probably not large.” Goldman, Sachs & Co. economists interpret this to mean that the tightening cycle could end by mid-2006 and their official forecast for the federal funds rate remains at 5.0% by mid-year 2006, although they would not be surprised if the peak were 4.50% to 4.75%. The data will determine how far the FOMC will go with regards to tightening.(†) The FOMC meeting on January 31, 2006 will be Fed Chairman Alan Greenspan’s last meeting before being replaced by Ben Bernanke.

Strategy

Taxable—The Goldman Sachs taxable funds continued to remain neutral in 2005, primarily purchasing securities on the shorter end of the yield curve, mainly in the one- to three-month sector. The market expected the eight tightenings by the FOMC and based on this assessment and the shape of the yield curve, we did not believe the longer end of the curve offered much value. We occasionally purchased securities in the one-year sector throughout the year during times of sell-offs. Going forward, we will look for value on the longer end of the curve as we view the FOMC may be approaching the end of the tightening cycle. We intend to increase the weighted average maturities of the funds to the 35 — 45 day range in the first quarter of 2006.

†	The economic and market forecasts have been generated by Goldman, Sachs & Co. economists for informational purposes as of a certain date. They are based on proprietary models and there can be no assurance that the forecasts will be achieved. Please see additional disclosures. These economic and market forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, such forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts.

Letter to Shareholders
(continued)

Tax Exempt—The tax-exempt funds focused predominantly on the shorter end of the yield curve in 2005. This strategy was used as light supply and a flat yield curve made it challenging to go out further on the curve. In conjunction with the taxable funds, we occasionally bought in the one-year sector due to increased primary note issuance in mid-year, and when we saw the longer end of the curve adding value. As with the taxable market, the future FOMC tightenings were already priced into the tax-free market. As we believe there will be a possible end in the tightening process by mid-year 2006, we will continue to look on the longer end of the yield curve and intend to increase the funds’ weighted average maturities.

Summary of Financial Square Funds Institutional

(“FST”) Shares* as of
December 31, 2005

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
	Current	Effective	Average	Maturity
Financial Square Funds	Yield	Yield	Yield	(days)

Prime Obligations	4.17%	4.25%	4.10%	34

Money Market	4.17	4.25	4.09	35

Treasury Obligations	3.81	3.89	3.93	12

Treasury Instruments	3.61	3.67	3.63	39

Government	4.13	4.21	4.04	33

Federal	3.98	4.05	3.95	35

Tax-Free Money Market	3.18	3.24	2.90	24

*	Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Select, Preferred, Capital, Administration and Service Shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, and the Service Shares pay 0.50% of the average daily net assets of the respective shares. If these fees were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing service fees of the Funds.

An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.gs.com (Clientservices/MutualFunds/USfunds) to obtain the most recent daily returns.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

Sector Allocation as of December 31, 2005**

Taxable Funds

Security Type	Prime	Money	Treasury	Treasury
(Percentage of Portfolio)	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	0.9%	—	—	—	—	—

Certificates of Deposit	9.2	2.1%	—	—	—	—

Certificates of Deposit — Eurodollar	—	2.1	—	—	—	—

Certificates of Deposit — Yankeedollar	—	4.5	—	—	—	—

Commercial Paper & Corporate Obligations	34.7	34.0	—	—	—	—

Master Demand Notes	1.4	0.9	—	—	—	—

Repurchase Agreements	23.1	28.4	91.6%	—	61.9%	—

Time Deposits	0.8	—	—	—	—	—

U.S. Government Agency Obligations	5.9	7.6	—	—	38.1	100.0%

U.S. Treasury Obligations	—	—	8.4	100.0%	—	—

Variable Rate Obligations	24.0	20.4	—	—	—	—

Tax-Exempt Fund

Security Type	Tax-Free
(Percentage of Portfolio)	Money Market

Commercial Paper	8.8%

Put Bonds	4.6

Revenue Anticipation Notes	0.5

Tax and Revenue Anticipation Notes	4.5

Tax Anticipation Notes	2.0

Variable Rate Obligations	79.6

**	The Portfolios are actively managed and, as such, their composition may differ over time.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.

Goldman Sachs Money Market Management Team

January 27, 2006

Statement of Investments

Financial Square Prime Obligations Fund
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—34.7%
Asset-Backed
Adirondack Ltd.
$196,000,000	4.33%	02/13/2006	$194,986,299
Cafco LLC
50,000,000	4.27	02/01/2006	49,816,153
145,000,000	4.27	02/03/2006	144,432,446
51,000,000	4.27	02/07/2006	50,776,181
95,000,000	4.25	02/13/2006	94,517,743
100,000,000	4.25	02/14/2006	99,480,556
Chariot Funding LLC
60,408,000	4.30	02/01/2006	60,184,323
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	4.20	01/25/2006	99,720,000
115,000,000	4.20	01/26/2006	114,664,583
Citibank Credit Card Issuance Trust (Dakota Corp.)
75,000,000	4.28	01/26/2006	74,777,083
175,000,000	4.31	01/27/2006	174,455,264
220,000,000	4.26	02/01/2006	219,192,967
245,000,000	4.35	02/13/2006	243,727,021
Clipper Receivables Co. LLC
195,000,000	4.24	01/17/2006	194,632,533
290,000,000	4.32	01/31/2006	288,956,000
CRC Funding LLC
200,000,000	4.33	01/23/2006	199,470,778
100,000,000	4.17	01/26/2006	99,710,417
200,000,000	4.25	02/06/2006	199,150,000
Curzon Funding LLC
100,000,000	4.20	02/01/2006	99,638,333
Davis Square Funding V (Delaware) Corp.
195,000,000	4.35	01/31/2006	194,293,125
Edison Asset Securitization Corp.
245,000,000	3.72	01/17/2006	244,594,933
227,783,000	4.28	02/03/2006	226,889,331
195,000,000	4.29	02/06/2006	194,163,450
200,000,000	4.22	02/08/2006	199,109,111
102,036,000	3.78	03/06/2006	101,350,318
FCAR Owner Trust Series I
240,000,000	4.31	01/18/2006	239,511,533
FCAR Owner Trust Series I
195,000,000	4.29	01/06/2006	194,883,812
250,000,000	4.31	01/11/2006	249,700,694
Ford Credit Floor Plan Master Owner Trust (Motown)
76,000,000	4.11	01/17/2006	75,861,173
85,000,000	4.12	01/18/2006	84,834,628
45,000,000	4.19	01/20/2006	44,900,488
Fountain Square Commercial Funding Corp.
45,105,000	4.19	01/20/2006	45,005,255
77,011,000	4.21	01/25/2006	76,794,856
53,440,000	4.21	01/27/2006	53,277,513
G Street Finance (Delaware) Corp.
130,000,000	4.46	03/17/2006	128,792,083
Galleon Capital Corp.
100,000,000	4.31	01/27/2006	99,688,722
Govco, Inc.
245,000,000	4.23	02/13/2006	243,762,138
37,200,000	4.25	02/15/2006	37,002,375
270,456,000	4.32	02/27/2006	268,606,081
50,000,000	3.80	03/06/2006	49,662,222
Jupiter Securitization Corp.
101,380,000	4.33	01/20/2006	101,148,319
51,347,000	4.29	02/01/2006	51,157,316
Park Avenue Receivables Corp.
267,172,000	4.33	01/23/2006	266,465,033
101,687,000	4.29	02/01/2006	101,311,351
Park Granada LLC
80,000,000	4.34	01/05/2006	79,961,422
78,000,000	4.33	01/06/2006	77,953,092
250,000,000	4.32	01/30/2006	249,130,000
Ranger Funding Co. LLC
51,460,000	4.35	01/20/2006	51,341,856
Sierra Madre Funding Ltd.
195,000,000	4.36	01/31/2006	194,291,500
Three Pillars Funding Corp.
72,558,000	4.26	01/03/2006	72,540,828
146,581,000	4.28	01/09/2006	146,441,585
56,295,000	4.31	01/10/2006	56,234,342
Ticonderoga Funding LLC
400,000,000	4.33	01/23/2006	398,941,556
130,000,000	4.35	01/24/2006	129,638,708
226,026,000	4.35	01/27/2006	225,315,902
Business Credit Institution
General Electric Capital Corp.
250,000,000	4.25	01/31/2006	249,114,584
150,000,000	4.22	02/08/2006	149,331,833
Commercial Banks
Bank of America Corp.
250,000,000	3.92	03/01/2006	248,393,889
Financial Services
Paccar Financial Corp.
91,150,000	4.21	02/09/2006	90,734,280
Security and Commodity Brokers, Dealers and Services
Bear Stearns Cos., Inc.
330,000,000	4.29	01/03/2006	329,921,350

Total Commercial Paper and Corporate Obligations			$9,024,341,267

Bank Note—0.9%
Bank of America Corp.
$226,100,000	4.22%	08/30/2006	$226,100,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit—9.2%
American Express Centurion Bank
$65,000,000	4.28%	02/13/2006	$65,000,000
Bank of New York
147,000,000	3.70	05/10/2006	147,000,000
175,000,000	4.76	12/05/2006	175,000,000
Citibank, N.A.
150,000,000	4.28	02/14/2006	150,000,000
350,000,000	4.41	03/06/2006	350,000,000
Marshall & Ilsley Bank
96,000,000	3.77	06/19/2006	96,000,000
National City Bank of Indiana
208,000,000	3.76	03/29/2006	208,002,421
Suntrust Bank
245,000,000	4.73	11/27/2006	245,000,000
Wells Fargo Bank
400,000,000	4.39	01/13/2006	400,000,000
189,000,000	4.29	01/24/2006	189,000,000
123,000,000	4.08	07/31/2006	123,000,000
250,000,000	4.80	12/27/2006	250,000,000

Total Certificates of Deposit			$2,398,002,421

Master Demand Note—1.4%
Bank of America Securities LLC
$365,000,000	4.33%	02/02/2006	$365,000,000

U.S. Government Agency Obligations(a) —5.9%
Asset-Backed
Federal Home Loan Bank
$250,000,000	4.18%	02/02/2006	$249,932,363
190,000,000	4.22	02/16/2006	189,954,379
Federal National Mortgage Association
120,000,000	4.21	01/07/2006	119,940,548
435,000,000	4.15	02/06/2006	434,967,867
350,000,000	4.27	02/22/2006	349,918,636
200,000,000	4.33	03/07/2006	199,898,930

Total U.S. Government Agency Obligations			$1,544,612,723

Variable Rate Obligations(a)—24.0%

Allstate Life Global Funding II
$50,000,000	4.39%	01/17/2006	$50,000,000
70,000,000	4.43	01/17/2006	70,000,000
50,000,000	4.37	01/27/2006	50,000,000
American Express Bank FSB
100,000,000	4.30	01/09/2006	100,000,000
100,000,000	4.36	01/13/2006	100,017,863
American Express Centurion Bank
125,000,000	4.30	01/09/2006	125,000,000
100,000,000	4.33	01/17/2006	100,000,000
100,000,000	4.37	01/23/2006	100,018,048
105,000,000	4.34	01/30/2006	105,000,000
American Express Credit Corp.
70,000,000	4.39	01/05/2006	70,000,000
100,000,000	4.32	01/09/2006	100,000,000
Bank of America NA
200,000,000	4.32	01/17/2006	200,000,000
BellSouth Telecommunications, Inc.
200,000,000	4.50	01/04/2006	200,000,000
Eli Lilly Services, Inc.
75,000,000	4.23	01/03/2006	75,000,000
Fifth Third Bank
411,280,000	4.26	01/06/2006	411,233,076
First Union National Bank
17,000,000	4.74	01/17/2006	17,012,558
General Electric Capital Corp.
225,000,000	4.16	01/05/2006	225,259,535
156,000,000	4.44	01/09/2006	156,000,000
150,000,000	4.49	03/30/2006	150,000,000
Hartford Life Insurance Co.(b)
100,000,000	4.42	01/03/2006	100,000,000
Merrill Lynch & Co., Inc.
145,000,000	4.34	01/04/2006	145,018,913
145,000,000	4.56	01/11/2006	145,303,971
23,260,000	4.58	01/13/2006	23,263,368
100,000,000	4.35	01/17/2006	100,000,000
91,300,000	4.23	01/19/2006	91,359,702
110,000,000	4.39	01/23/2006	110,140,080
8,405,000	4.39	01/27/2006	8,418,221
113,000,000	4.70	03/20/2006	113,187,684
Metropolitan Life Global Funding I
85,000,000	4.45	01/30/2006	85,000,000
Monumental Life Insurance Co.(b)
55,000,000	4.44	01/03/2006	55,000,000
120,000,000	4.39	02/01/2006	120,000,000
Morgan Stanley
445,000,000	4.33	01/03/2006	445,000,000
25,000,000	4.34	01/04/2006	25,000,000
150,000,000	4.45	01/27/2006	150,000,000
New York Life Insurance Co.(b)
250,000,000	4.12	01/01/2006	250,000,000
50,000,000	4.45	04/01/2006	50,000,000
Pacific Life Insurance Co.
100,000,000	4.33	01/04/2006	100,000,000
50,000,000	4.38	01/13/2006	50,000,000
State Street Bank & Trust Co.
100,000,000	4.40	03/01/2006	100,029,482
Suntrust Bank
245,000,000	4.33	01/27/2006	245,000,000
Travelers Insurance Co.(b)
150,000,000	4.31	01/27/2006	150,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Union Hamilton Special Funding LLC
$155,000,000	4.52%	03/28/2006	$155,000,000
US Bank, N.A.
50,000,000	4.23	01/30/2006	50,002,434
190,000,000	4.31	01/30/2006	189,970,973
Variable Funding Capital Corp.
190,000,000	4.27	01/03/2006	190,000,000
Wachovia Asset Securitization, Inc.(b)
217,630,537	4.37	01/25/2006	217,630,537
Wachovia Bank NA
125,000,000	4.24	01/04/2006	125,000,000
30,000,000	4.44	03/01/2006	30,009,619
World Savings Bank FSB
200,000,000	4.29	01/09/2006	199,997,986

Total Variable Rate Obligations			$6,223,874,050

Time Deposit—0.8%
State Street Time Deposit (Cayman Islands)
$200,000,000	4.13%	01/03/2006	$200,000,000

Total Investments before Repurchase Agreements			$19,981,930,461

Repurchase Agreements-Unaffiliated Issuers(c)—21.9%
Citigroup Global Markets, Inc.
$225,000,000	4.30%	01/03/2006	$225,000,000
Maturity Value: $225,107,500
Citigroup Global Markets, Inc.
225,000,000	4.35	01/03/2006	225,000,000
Maturity Value: $225,108,750
Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $450,000,000, are collateralized by various corporate issues, 2.63% to 7.36%, due 09/22/2006 to 12/25/2039. The aggregate market value of the collateral, including accrued interest, was $463,643,017.

Joint Repurchase Agreement Account I
133,000,000	3.45	01/03/2006	133,000,000
Maturity Value: $133,050,969

Joint Repurchase Agreement Account II
5,116,400,000	4.29	01/03/2006	5,116,400,000
Maturity Value: $5,118,837,112

Total Repurchase Agreements-Unaffiliated Issuers			$5,699,400,000

Repurchase Agreement-Affiliated Issuer (c)—1.2%

Goldman, Sachs & Co.
$300,000,000	4.33%	01/03/2006	$300,000,000
Maturity Value: $300,144,333

Total Investments—100.0%			$25,981,330,461

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill, LIBOR, or Prime lending rate.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2005, these securities amounted to $942,630,537 or approximately 3.6% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 30, 2005. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 37.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—34.0%
Asset-Backed
Adirondack Corp.
$190,000,000	4.26%	02/03/2006	$189,258,050
Altius I Funding Corp.
190,000,000	4.28	01/25/2006	189,457,867
Amstel Funding Corp.
50,000,000	4.36	03/01/2006	49,642,722
Atlantis One Funding Corp.
100,000,000	4.20	02/01/2006	99,638,333
70,000,000	4.24	02/06/2006	69,703,200
Bear Stearns & Cos., Inc.
140,000,000	4.29	01/03/2006	139,966,633
Cancara Asset Securitisation Ltd.
31,341,000	4.21	02/07/2006	31,205,389
Citibank Credit Card Issuance Trust (Dakota Corp.)
55,000,000	4.31	01/18/2006	54,888,060
CRC Funding LLC
70,000,000	4.33	01/23/2006	69,814,772
90,000,000	4.30	01/30/2006	89,688,250
Curzon Funding LLC
85,000,000	4.28	02/01/2006	84,686,728
Davis Square Funding III (Delaware) Corp.
190,000,000	4.37	02/28/2006	188,662,295
Davis Square Funding IV (Delaware) Corp.
90,000,000	4.25	02/01/2006	89,670,625
Fountain Square Commercial Funding Corp.
32,643,000	4.24	02/01/2006	32,523,817
G Street Finance (Delaware) Corp.
58,000,000	4.46	03/17/2006	57,461,083
Gemini Securitization Corp.
50,195,000	4.35	01/24/2006	50,055,500
25,000,000	4.20	01/27/2006	24,924,167
George Street Finance LLC
52,552,000	4.32	01/12/2006	52,482,631
24,981,000	4.35	01/19/2006	24,926,666
Grampian Funding Ltd.
200,000,000	4.19	01/31/2006	199,301,667
ING Funding LLC
26,000,000	4.20	02/03/2006	25,899,900
KBC Finance Products International
30,000,000	4.20	02/03/2006	29,884,500
Nieuw Amsterdam Receivables Corp.
24,146,000	4.33	01/23/2006	24,082,107
103,227,000	4.35	01/25/2006	102,927,642
North Sea Funding LLC
102,059,000	4.36	01/25/2006	101,762,349
Park Avenue Receivables Corp.
120,000,000	4.35	01/23/2006	119,681,000
96,420,000	4.35	01/26/2006	96,128,731
Sheffield Receivables Corp.
76,000,000	4.33	01/17/2006	75,853,742
Thames Asset Global Securitisation
141,624,000	4.34	01/24/2006	141,231,308
Ticonderoga Funding LLC
142,288,000	4.33	01/23/2006	141,911,490
Tulip Funding Corp.
52,073,000	4.24%	01/17/2006	51,974,871
300,000,000	4.35	03/01/2006	297,861,250
Commercial Banks
Bank of America Corp.
200,000,000	4.21	01/31/2006	199,297,833
97,000,000	3.92	03/01/2006	96,376,829
Bank of Ireland
40,000,000	3.90	01/30/2006	39,874,333
Calyon
100,000,000	4.18	02/01/2006	99,640,056
Danske Corp.
350,000,000	4.24	02/01/2006	348,722,111
Norddeutsche Landesbank Girozentrale
70,000,000	4.38	03/07/2006	69,446,417

Total Commercial Paper and Corporate Obligations			$3,850,514,924

Certificates of Deposit—2.1%
Toronto-Dominion Bank
$65,000,000	3.75%	06/01/2006	$65,000,656
Wells Fargo Bank
175,000,000	4.39	01/13/2006	175,000,000

Total Certificates of Deposit			$240,000,656

Certificates of Deposit-Eurodollar—2.1%
Alliance & Leicester PLC
$40,000,000	3.79%	03/29/2006	$40,000,000
Calyon
45,000,000	3.78	03/29/2006	45,000,000
Credit Agricole SA
75,000,000	3.87	03/09/2006	75,000,000
Societe Generale
83,000,000	4.75	12/04/2006	83,000,000

Total Certificates of Deposit-Eurodollar			$243,000,000

Certificates of Deposit-Yankeedollar—4.5%
Barclays Bank PLC
$75,000,000	4.00%	03/01/2006	$75,000,000
Barclays Bank PLC
75,000,000	4.77	12/05/2006	75,000,000
Deutsche Bank AG
65,000,000	4.10	07/31/2006	65,000,000
Fortis Bank
35,000,000	3.70	05/10/2006	34,999,396

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar (continued)
HBOS Treasury Services PLC
$85,000,000	4.82%	12/27/2006	$85,000,000
Norinchukin Bank
85,000,000	4.31	01/31/2006	85,000,000
Royal Bank of Canada
55,000,000	4.25	08/31/2006	55,000,000
Toronto-Dominion Bank
35,000,000	3.70	05/10/2006	35,000,000

Total Certificates of Deposit-Yankeedollar			$509,999,396

Master Demand Note—0.9%
Bank of America Securities LLC
$100,000,000	4.33%	02/02/2006	$100,000,000

U.S. Government Agency Obligations(a) —7.6%
Sovereign
Federal National Mortgage Association
$485,000,000	4.33%	03/07/2006	$484,752,910
US Governments
Federal Home Loan Bank
100,000,000	4.18	02/02/2006	99,972,945
Federal National Mortgage Association
275,000,000	4.27	02/22/2006	274,936,071

Total U.S. Government Agency Obligations			$859,661,926

Variable Rate Obligations(a)—20.4%
Allstate Life Global Funding II
$30,000,000	4.43%	01/17/2006	$30,000,000
American Express Credit Corp.
74,000,000	4.39	01/05/2006	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	4.35	01/23/2006	32,000,000
Bank of Ireland
100,000,000	4.34	01/20/2006	100,000,000
Barclays Bank PLC
100,000,000	4.31	01/23/2006	99,991,839
BNP Paribas SA
155,000,000	4.31	01/17/2006	154,983,926
Canadian Imperial Bank of Commerce
70,000,000	3.98	01/03/2006	69,994,683
Commonwealth Bank of Australia
16,000,000	4.35	01/24/2006	16,000,000
Credit Suisse First Boston, Inc.
140,000,000	4.13	01/18/2006	139,997,675
35,000,000	4.27	02/09/2006	35,000,000
200,000,000	4.49	03/27/2006	200,000,000
DePfa Bank Europe PLC
50,000,000	4.50	03/15/2006	50,000,000
General Electric Capital Corp.
75,000,000	4.44	01/09/2006	75,000,000
HBOS Treasury Services PLC
60,000,000	4.32	01/11/2006	59,999,919
75,000,000	4.44	02/20/2006	75,000,000
HSH Nordbank AG
82,000,000	4.31	01/11/2006	81,982,296
Metropolitan Life Global Funding I
40,000,000	4.43	01/17/2006	40,000,000
Monumental Life Insurance Co.(b)
80,000,000	4.39	02/01/2006	80,000,000
Morgan Stanley
25,000,000	4.34	01/04/2006	25,000,000
Natexis Banques Populaires
140,000,000	4.29	01/09/2006	139,988,962
25,000,000	4.35	01/17/2006	25,000,000
100,000,000	4.36	01/17/2006	100,002,605
Nationwide Building Society
100,000,000	4.60	03/13/2006	100,121,744
50,000,000	4.58	03/28/2006	50,000,000
New York Life Insurance Co.(b)
100,000,000	4.12	01/01/2006	100,000,000
25,000,000	4.12	01/01/2006	25,000,000
40,000,000	4.45	01/01/2006	40,000,000
Societe Generale
85,000,000	4.26	01/03/2006	85,000,000
45,000,000	4.32	01/30/2006	44,996,548
Unicredito Italiano SPA
85,000,000	4.47	03/31/2006	84,983,906
Union Hamilton Special Funding LLC
70,000,000	4.50	03/21/2006	70,000,000

Total Variable Rate Obligations			$2,304,044,103

Total Investments before Repurchase Agreements			$8,107,221,005

Repurchase Agreements-Unaffiliated Issuers(c)—26.6%
Citigroup Global Markets, Inc.
$175,000,000	4.30%	01/03/2006	$175,000,000
Maturity Value: $175,083,611
Citigroup Global Markets, Inc.
175,000,000	4.35	01/03/2006	175,000,000
Maturity Value: $175,084,583
Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $350,000,000, are collateralized by various corporate issues, 2.41% to 7.96%, due 09/01/2008 to 11/11/2042. The aggregate market value of the collateral, including accrued interest, was $360,914,256.

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(c) (continued)
Joint Repurchase Agreement Account I
$54,400,000	3.45%	01/03/2006	$54,400,000
Maturity Value: $54,420,847
Joint Repurchase Agreement Account II
2,600,000,000	4.29	01/03/2006	2,600,000,000
Maturity Value: $2,601,239,333

Total Repurchase Agreements-Unaffiliated Issuers			$3,004,400,000

Repurchase Agreement-Affiliated Issuer (c)—1.8%
Goldman, Sachs & Co.
$200,000,000	4.33%	01/03/2006	$200,000,000
Maturity Value: $200,096,222
Collateralized by Federal Home Loan Mortgage Corporation, 4.50% to 5.00%, due 12/01/2035 and Federal National Mortgage Association, 4.50% to 6.00%, due 11/01/2011 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $205,999,992

Total Investments—100.0%			$11,311,621,005

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security is based on the LIBOR rate.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2005, these securities amounted to $245,000,000 or approximately 2.2% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 30, 2005. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 37.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Obligations Fund
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—8.4%
United States Treasury Bills
$100,000,000	4.12%	05/11/2006	$98,512,222
125,000,000	4.13	05/11/2006	123,135,764
100,000,000	4.16	05/11/2006	98,497,778
United States Treasury Notes
30,000,000	1.50	03/31/2006	29,857,012
45,000,000	2.00	05/15/2006	44,768,898
45,000,000	2.50	05/31/2006	44,816,183

Total U.S. Treasury Obligations			$439,587,857

Total Investments before Repurchase Agreements			$439,587,857

Repurchase Agreements—Unaffiliated Issuers(a)—91.8%
Joint Repurchase Agreement Account I
$4,568,900,000	3.45%	01/03/2006	$4,568,900,000
Maturity Value: $4,570,650,904
UBS Securities LLC
200,000,000	4.00	01/03/2006	200,000,000
Maturity Value: $200,088,889
Collateralized by U.S. Treasury Bonds, 11.75% to 14.00%, due 01/15/2011 to 01/15/2014 and U.S. Treasury Notes, 3.00% to 7.00%, due 01/15/2006 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $202,815,926

Total Repurchase Agreements—Unaffiliated Issuers			$4,768,900,000

Total Investments—100.2%			$5,208,487,857

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on December 30, 2005. Additional information on Joint Repurchase Agreement Account I appears on page 37.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Instruments Fund
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.2%
United States Treasury Bills
$185,900,000	3.08%	01/12/2006	$185,725,047
264,500,000	4.12 (a)	01/17/2006	264,025,583
23,900,000	3.65	02/09/2006	23,805,495
45,000,000	3.79	02/09/2006	44,815,238
80,000,000	3.80	02/09/2006	79,670,667
36,900,000	3.82	02/09/2006	36,747,495
41,100,000	3.82	02/09/2006	40,929,915
270,000,000	3.85	02/09/2006	268,873,875
65,700,000	3.86	02/09/2006	65,425,235
210,000,000	3.76	02/16/2006	208,991,067
300,000,000	3.79	02/16/2006	298,547,167
115,000,000	3.82	02/16/2006	114,439,407
6,800,000	3.82	02/16/2006	6,766,808
293,800,000	3.83	02/16/2006	292,364,052
175,400,000	3.83	02/16/2006	174,541,612
4,000,000	3.84	02/16/2006	3,980,399
12,500,000	3.83	03/09/2006	12,410,899
25,000,000	3.87	03/09/2006	24,820,170
6,700,000	3.87	03/09/2006	6,651,743

Total U.S. Treasury Obligations			$2,153,531,874

Total Investments—100.2%			$2,153,531,874

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund
December 31, 2005

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—38.1%
Federal Home Loan Bank(a)
$50,000,000	4.22%		02/16/2006	$49,987,995
50,000,000	4.18		02/02/2006	49,986,473
50,000,000	4.40		03/28/2006	49,994,108
110,000,000	4.15		02/02/2006	109,972,800
48,000,000	4.26		01/21/2006	47,981,831
40,000,000	4.40		03/29/2006	39,979,659
39,000,000	3.91		01/04/2006	38,982,060
Federal Home Loan Mortgage Corp.
29,250,000	3.58		03/17/2006	29,032,148
164,000,000	4.39	(a)	03/27/2006	163,925,655
122,000,000	4.37	(a)	03/22/2006	121,938,762
40,000,000	4.48		11/01/2006	38,486,756
19,555,000	4.49		11/14/2006	18,781,855
Federal National Mortgage Association
50,000,000	4.15	(a)	02/06/2006	49,996,307
30,000,000	3.56		03/17/2006	29,777,500
240,500,000	4.22	(a)	01/09/2006	240,496,643
205,000,000	4.27	(a)	02/22/2006	204,952,365
45,000,000	3.15		02/06/2006	44,998,917
100,000,000	4.33	(a)	03/07/2006	99,947,468
123,000,000	4.21	(a)	01/07/2006	122,946,875
58,000,000	4.37	(a)	03/22/2006	57,966,650
36,000,000	2.50		06/15/2006	35,805,955
5,870,000	3.25		06/28/2006	5,848,490
16,416,000	2.63		11/15/2006	16,124,362
122,000,000	4.36	(a)	03/21/2006	121,930,185
24,000,000	3.63		11/17/2006	23,774,356

Total U.S. Government Agency Obligations				$1,813,616,175

Total Investments before Repurchase Agreements				$1,813,616,175

Repurchase Agreements-Unaffiliated Issuers(b)—61.9%
Deutsche Bank Securities, Inc.
$73,500,000	4.18%		01/27/2006	$73,500,000
Maturity Value: $74,225,404 Dated: 11/03/2005
Deutsche Bank Securities, Inc.
73,500,000	4.18		01/27/2006	73,500,000
Maturity Value: $74,216,870 Dated 11/04/2005
Deutsche Bank Securities, Inc.
74,000,000	4.20		01/30/2006	74,000,000
Maturity Value: $74,725,200 Dated: 11/07/05
Deutsche Bank Securities, Inc.
80,000,000	4.22		01/30/2006	80,000,000
Maturity Value: $80,693,956 Dated: 11/17/2005
Deutsche Bank Securities, Inc.
73,500,000	4.18		01/31/2006	73,500,000
Maturity Value: $74,285,143 Dated: 10/31/2005
Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $374,500,000, are collateralized by Federal Home Loan Mortgage Corp.,
4.00% to 8.00%, due 07/01/2008 to 12/01/2035 and Federal National Mortgage Association, 4.50% to 7.50%, due 04/27/2012 to 06/03/2024. The aggregate market value of the collateral, including accrued interest, was $385,225,107.
Joint Repurchase Agreement Account I
36,100,000	3.45		01/03/2006	36,100,000
Maturity Value: $36,113,834
Joint Repurchase Agreement Account II
2,330,000,000	4.29		01/03/2006	2,330,000,000
Maturity Value: $2,331,109,857
UBS Securities LLC
58,000,000	4.11		01/19/2006	58,000,000
Maturity Value: $58,595,950 Dated: 10/21/2005
Collateralized by Federal Home Loan Mortgage Corp.,
4.00% to 10.00%, due 01/01/2007 to 02/01/2035 and Federal National Mortgage Association, 4.50% to 9.00%, due 06/01/2008 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $59,160,231.
UBS Securities LLC
73,500,000	4.17		01/26/2006	73,500,000
Maturity Value: $74,232,183 Dated: 11/01/2005
Collateralized by Federal Home Loan Mortgage Corp.,
4.50% to 10.50%, due 07/01/2009 to 09/01/2035 and Federal National Mortgage Association, 4.00% to 8.50%, due 08/01/2010 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $74,966,490.

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(b) (continued)
UBS Securities LLC
$80,000,000	4.30%	01/31/2006	$80,000,000
Maturity Value: $80,468,222 Dated: 12/13/2005
Collateralized by Federal Home Loan Mortgage Corp.,
4.00% to 11.50%, due 06/01/2009 to 07/01/2035 and Federal National Mortgage Association, 4.00% to 10.00%, due 01/01/2007 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $81,602,417.

Total Repurchase Agreements-Unaffiliated Issuers			$2,952,100,000

Total Investments—100.0%			$4,765,716,175

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on LIBOR rate.
(b)	Unless noted, all repurchase agreements were entered into on December 30, 2005. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 37.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund
December 31, 2005

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—110.1%
Federal Farm Credit Bank
$75,000,000	4.18	% (a)	01/01/2006	$74,982,029
175,000,000	4.19(a)		01/01/2006	174,981,786
25,000,000	4.21(a)		01/01/2006	24,998,871
75,000,000	4.22(a)		01/01/2006	74,999,459
26,915,000	3.35		01/03/2006	26,909,991
263,000,000	3.40		01/03/2006	262,950,322
120,000,000	4.21(a)		01/03/2006	119,996,182
160,000,000	4.27(a)		01/03/2006	159,984,314
35,000,000	4.23(a)		01/04/2006	35,007,084
70,000,000	4.23(a)		01/04/2006	69,991,322
40,000,000	4.25(a)		01/06/2006	40,010,034
75,000,000	4.19(a)		01/09/2006	74,980,927
23,000,000	2.99		01/11/2006	22,996,333
100,000,000	4.27(a)		01/11/2006	100,000,000
75,000,000	4.15		01/17/2006	74,861,667
37,500,000	4.27(a)		01/17/2006	37,495,232
50,000,000	4.30(a)		01/17/2006	49,998,972
18,000,000	4.31(a)		01/17/2006	18,005,272
37,500,000	4.27(a)		01/20/2006	37,495,511
110,000,000	4.29(a)		01/22/2006	109,986,023
20,000,000	4.26(a)		01/23/2006	19,995,919
35,715,000	4.27(a)		01/24/2006	35,712,510
75,000,000	4.15		01/25/2006	74,792,500
13,000,000	4.31(a)		01/29/2006	12,998,989
35,000,000	4.27(a)		01/30/2006	34,992,835
80,000,000	4.24(a)		02/01/2006	79,988,868
78,000,000	4.27 (a)(b)		02/05/2006	77,983,620
Federal Home Loan Bank
125,000,000	4.18(a)		01/02/2006	124,969,177
1,050,000,000	3.42		01/03/2006	1,049,800,500
80,000,000	3.91(a)		01/04/2006	79,963,200
194,400,000	4.19		01/06/2006	194,286,870
11,600,000	4.16		01/11/2006	11,586,596
50,000,000	4.17		01/13/2006	49,930,500
240,000,000	4.20		01/13/2006	239,664,400
400,000,000	4.13		01/18/2006	399,219,889
200,000,000	4.16		01/18/2006	199,607,583
50,000,000	4.16		01/18/2006	49,901,778
145,000,000	3.98		01/20/2006	144,695,419
80,000,000	4.14		01/20/2006	79,825,200
100,000,000	4.15		01/20/2006	99,780,972
378,000,000	4.16		01/20/2006	377,170,080
75,000,000	4.26(a)		01/21/2006	74,971,612
75,000,000	4.03		01/25/2006	74,798,750
75,000,000	4.04		01/25/2006	74,798,250
70,000,000	4.04		01/25/2006	69,811,467
260,519,000	4.14		01/25/2006	259,799,968
310,304,000	4.15		01/25/2006	309,446,527
50,000,000	3.00		01/27/2006	49,995,499
160,000,000	4.15		01/27/2006	159,520,444
215,000,000	4.17		01/27/2006	214,352,492
418,195,000	4.17		02/01/2006	416,695,132
285,000,000	4.15(a)		02/02/2006	284,934,525
80,000,000	4.08		02/03/2006	79,701,167
450,000,000	4.25	% (a)(b)	02/03/2006	449,733,960
150,000,000	4.15		02/15/2006	149,221,875
16,900,000	4.20		02/15/2006	16,811,275
66,400,000	4.24		02/15/2006	66,048,080
75,000,000	4.22(a)		02/16/2006	74,981,992
48,000,000	2.50		02/24/2006	47,918,027
340,474,000	4.24		02/24/2006	338,308,585
18,000,000	2.20		02/27/2006	17,959,268
70,000,000	4.29(a)		03/01/2006	69,981,312
70,000,000	5.13		03/06/2006	70,176,909
25,000,000	4.26		03/08/2006	24,804,750
16,200,000	4.27		03/08/2006	16,073,181
106,500,000	4.36(a)		03/13/2006	106,464,933
45,000,000	4.37(a)		03/15/2006	44,982,665
75,000,000	4.37(a)		03/22/2006	74,974,896
11,775,000	2.25		03/23/2006	11,736,962
20,000,000	2.17		03/27/2006	19,928,200
75,000,000	4.40(a)		03/28/2006	74,991,162
150,000,000	4.40(a)		03/29/2006	149,945,313
390,000,000	4.40 (a)(b)		04/06/2006	389,772,162
61,200,000	5.38		05/15/2006	61,567,589
60,000,000	2.88		05/22/2006	59,630,903
60,695,000	2.95		09/14/2006	60,009,938
3,015,000	4.50		11/02/2006	3,009,143
2,040,000	4.51		11/07/2006	2,036,233
22,385,000	4.88		11/15/2006	22,414,371
12,400,000	2.34		12/18/2006	12,120,687
Tennessee Valley Authority
230,000,000	3.94		01/05/2006	229,899,311
34,000,000	4.03		01/12/2006	33,958,133
125,000,000	3.85		02/02/2006	124,572,222

Total U.S. Government Agency Obligations				$9,920,358,606

Total Investments—110.1%				$9,920,358,606

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either LIBOR or Prime lending rate.

(b)	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.0%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	3.56%	01/05/2006	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
3,860,000	3.51	01/05/2006	3,860,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
17,910,000	3.55	01/05/2006	17,910,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
25,000,000	3.70	01/03/2006	25,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
16,900,000	3.80	01/03/2006	16,900,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,150,000	3.70	01/03/2006	6,150,000
Huntsville GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)
9,360,000	3.53	01/05/2006	9,360,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
5,100,000	3.44	01/05/2006	5,100,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
2,400,000	3.70	01/03/2006	2,400,000
Montgomery Waterworks & Sanitary Sewer Board P-Floats-PT-2706 Series 2005 (Merrill Lynch Capital Services SPA) (FSA) (F1+)(a)
5,235,000	3.55	01/05/2006	5,235,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
11,000,000	3.56	01/05/2006	11,000,000
University of Alabama VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,225,000	3.56	01/05/2006	5,225,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
8,000,000	3.50	01/04/2006	8,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
49,000,000	3.80	01/03/2006	49,000,000

			$176,415,000

Alaska—0.4%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
$33,300,000	3.59%	01/04/2006	$33,300,000
Alaska State Housing Finance Corp. VRDN RB Merlots Series 2005 A08 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
4,135,000	3.54	01/04/2006	4,135,000

			$37,435,000

Arizona—0.8%
Arizona School Facilities Board VRDN COPS ROCS RR-II-R 7001 Series 2005 (FGIC) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
$5,185,000	3.56%	01/05/2006	$5,185,000
Arizona School Facilities Board VRDN COPS Series 2005 (FGIC) (IXIS Municipal Products SPA) (A-1+)(a)
10,000,000	3.55	01/05/2006	10,000,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1)(a)
5,160,000	3.56	01/05/2006	5,160,000
Arizona State University COPS VRDN P-Floats-PT 2404 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,485,000	3.55	01/05/2006	5,485,000
Arizona State University VRDN RB Putters Series 2002-270Z (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
4,330,000	3.55	01/05/2006	4,330,000
Salt River Agricultural Project CP Series S-B (Bank of America, Citibank N.A., JP Morgan Chase & Co., M&I Bank and Wells Fargo Bank SPA) (A-1+/P-1)
9,000,000	2.60	01/11/2006	9,000,000
Salt River Agricultural Project CP Series S-B (Bank of America, Citibank N.A., JP Morgan Chase & Co., M&I Marshall and Wells Fargo Bank SPA) (A-1+/P-1)
21,000,000	3.14	02/10/2006	21,000,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1)(a)
4,845,000	3.55	01/05/2006	4,845,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1233 (Morgan Stanley SPA) (A-1)(a)
5,330,000	3.55	01/05/2006	5,330,000

			$70,335,000

California—3.6%
ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
$2,000,000	3.53%	01/05/2006	$2,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-1 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
6,105,000	3.19	01/11/2006	6,105,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-3 (Bank of New York LOC) (F1+/VMIG1)
62,800,000	3.20	01/11/2006	62,800,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-4 (Bank of America N.A. LOC) (A-1+/VMIG1)
104,600,000	3.20	01/11/2006	104,600,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State Economic Recovery GO VRDN for Eagle Tax-Exempt Trust Series 2004-0021 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
$20,000,000	3.55%	01/05/2006	$20,000,000
California State GO VRDN for Municipal Securities Trust Receipts SGA-55 Series 1997 (FGIC) (Societe Generale SPA) (A-1+)(a)(b)
23,500,000	3.54	01/04/2006	23,500,000
California State GO VRDN Series 2005 B-1 (Bank of America N.A. LOC) (A-1+/VMIG1)
20,000,000	3.10	01/25/2006	20,000,000
California State RB RANS Series 2005 (SP-1+/MIG1)
40,000,000	4.50	06/30/2006	40,284,276
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1/F1)
16,200,000	3.55	01/04/2006	16,200,000
Grossmont-Cuyamaca Community College District GO VRDN Series 2005-1130 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
10,650,000	3.53	01/05/2006	10,650,000
Los Angeles Municipal Improvement Corp. CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
5,500,000	2.60	01/11/2006	5,500,000

			$311,639,276

Colorado—4.6%
Adams & Arapahoe Counties School District No. 28J Aurora GO VRDN ROCS II-R-2015 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
$5,315,000	3.56%	01/05/2006	$5,315,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
7,030,000	3.54	01/05/2006	7,030,000
Boulder County Open Space for Capital Improvement Trust Fund VRDN RB ROCS II-340 Series 2005 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,815,000	3.56	01/05/2006	5,815,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
15,230,000	3.58	01/04/2006	15,230,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
40,200,000	3.58	01/04/2006	40,200,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-5 (UBS AG SPA) (A-1+/VMIG1)
17,700,000	3.38	01/04/2006	17,700,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
36,400,000	3.40	01/04/2006	36,400,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2002 (A-1+/VMIG1)
31,500,000	3.58	01/04/2006	31,500,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2003 A (A-1+/VMIG1)
37,600,000	3.58	01/04/2006	37,600,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,020,000	3.40	01/04/2006	34,020,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
24,755,000	3.58	01/04/2006	24,755,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
36,245,000	3.40	01/04/2006	36,245,000
Colorado Springs VRDN RB for Colorado College Project Series 2005 (A-1+/VMIG1)
10,145,000	3.50	01/05/2006	10,145,000
Colorado State General Fund TRANS Series 2005 (SP-1+/MIG1)
20,000,000	3.75	06/27/2006	20,104,827
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C3 (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	3.51	01/04/2006	5,000,000
Northern Colorado Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,100,000	3.55	01/05/2006	5,100,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
35,500,000	3.50	01/04/2006	35,500,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
7,220,000	3.55	01/05/2006	7,220,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
17,110,000	3.55	01/05/2006	17,110,000
University of Colorado Enterprise Systems VRDN RB P-Floats-PT 2690 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,080,000	3.55	01/05/2006	7,080,000

			$399,069,827

Connecticut(a)—0.3%
Connecticut State GO VRDN Floaters Series 2005 1053 (AMBAC) (Morgan Stanley SPA) (F1+)
$10,500,000	3.54%	01/05/2006	$10,500,000
Connecticut State GO VRDN P-Floats-PT 2223 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)
5,750,000	3.53	01/05/2006	5,750,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Connecticut(a) (continued)
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle Tax-Exempt Trust Series 2002-6027 Class A (Citibank N.A. SPA) (A-1+)
$8,500,000	3.55%	01/05/2006	$8,500,000

			$24,750,000

Delaware(a)—0.1%
Delaware State GO VRDN Series 2005-14 (BNP Paribas SPA) (A-1+)
$10,550,000	3.55%	01/05/2006	$10,550,000

Florida—3.1%
Broward County GO P-Floats-PT 2138 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
$14,025,000	3.54%	01/05/2006	$14,025,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	3.45	01/05/2006	9,600,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	3.45	01/05/2006	6,000,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
6,335,000	3.45	01/05/2006	6,335,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
21,205,000	3.02	01/23/2006	21,205,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Citibank N.A. SPA) (A-1+)(a)
26,850,000	3.55	01/05/2006	26,850,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
15,000,000	3.55	01/05/2006	15,000,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1+)(a)
6,565,000	3.55	01/05/2006	6,565,000
Florida State Board of Education VRDN RB Refunding P-Floats-PT 2584 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
11,785,000	3.54	01/05/2006	11,785,000
Florida State Board of Public Education GO VRDN P-Floats-PT 2978 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,430,000	3.54	01/05/2006	5,430,000
Florida State Board of Public Education GO VRDN P-Floats-PT 2979 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,805,000	3.54	01/05/2006	9,805,000
Florida State Board of Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,445,000	3.54	01/05/2006	8,445,000
Hillsborough County GO VRDN Merlots Series 2002 A-54 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,970,000	3.54	01/04/2006	7,970,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	3.80	01/03/2006	1,930,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
32,100,000	2.85	01/12/2006	32,100,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
6,265,000	3.55	01/05/2006	6,265,000
Miami Dade County Water & Sewer VRDN RB Series 2005 (FSA) (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
29,800,000	3.51	01/05/2006	29,800,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
1,750,000	3.75	01/03/2006	1,750,000
Orange County School Board VRDN ROCS RR-II-R 2182 Refunding Series 2005 (AMBAC) (Citigroup Global Markets SPA) (A-1+/VMIG1)(a)
7,585,000	3.55	01/05/2006	7,585,000
Palm Beach County School District CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
26,500,000	2.83	01/18/2006	26,500,000
Sunshine State Government Finance CP Series 2005 H (JP Morgan Chase & Co. SPA) (A-1+/P-1)
10,090,000	3.03	01/23/2006	10,090,000

			$265,035,000

Georgia—2.0%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
$2,120,000	3.80%	01/03/2006	$2,120,000
Atlanta GO VRDN ROCS II-R-2166 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,675,000	3.56	01/05/2006	5,675,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	3.75	01/03/2006	8,330,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
25,000,000	3.55	01/04/2006	25,000,000
Dekalb County Water & Sewer VRDN RB ROCS RR-II-R 463 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
14,000,000	3.55	01/05/2006	14,000,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Childrens’ Health Care System Project Series 1998 B (SunTrust Bank LOC) (A-1+/VMIG1)
10,215,000	3.50	01/04/2006	10,215,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)(a)(b)
$22,720,000	3.55%	01/05/2006	$22,720,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (SunTrust Bank LOC) (A-1+/VMIG1)
28,265,000	3.54	01/04/2006	28,265,000
Fulton County Development Authority VRDN RB for Piedmont Healthcare, Inc. Series 2005 (SunTrust Bank LOC) (A-1+/VMIG1)
15,800,000	3.55	01/04/2006	15,800,000
Georgia State GO VRDN Eagle Tax-Exempt Trust Series 2004-1004 Class A (Citibank N.A. SPA) (A-1+)(a)
6,000,000	3.56	01/05/2006	6,000,000
Georgia State GO VRDN Putters Series 2005-1162 (PNC Bank N.A. SPA) (VMIG1)(a)
6,000,000	3.55	01/05/2006	6,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
14,760,000	3.56	01/05/2006	14,760,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Series 2005-0075 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.56	01/05/2006	5,000,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
10,800,000	3.15	01/10/2006	10,800,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
30,000	3.33	01/04/2006	30,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	3.75	01/03/2006	2,785,000

			$177,500,000

Hawaii(a)—0.6%
ABN AMRO Munitops Certificate Trust VRDN RB Series 2005-37 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
$16,040,000	3.56%	01/05/2006	$16,040,000
Honolulu City & County GO VRDN Eagle Series 2004-1012 Class A (MBIA-IBC) (Citibank N.A. SPA) (A-1+)
6,000,000	3.56	01/05/2006	6,000,000
Honolulu City & County GO VRDN Putters Series 2005-1176 (FGIC) (JP Morgan Chase & Co. SPA) (A-1)
3,420,000	3.55	01/05/2006	3,420,000
Honolulu City & County GO VRDN Spears Series 2005 DB-155 (MBIA) (Deutsche Bank AG SPA) (F1+)(b)
27,435,000	3.55	01/05/2006	27,435,000

			$52,895,000

Illinois—11.5%
Chicago Board of Education GO VRDN Merlots Series 2001 A47 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(a)
$9,320,000	3.54%	01/04/2006	$9,320,000
Chicago Board of Education GO VRDN Merlots Series 2005 A-15 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,440,000	3.54	01/04/2006	8,440,000
Chicago Board of Education GO VRDN P-Floats-PT-3010 Series 2005 (AMBAC) (Dexia Credit Local SPA) (F1+)(a)
16,545,000	3.55	01/04/2006	16,545,000
Chicago GO Tender Notes Series 2005 (Bank of America N.A. LOC) (SP-1+/VMIG1)
18,000,000	3.37	12/07/2006	18,000,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
8,910,000	3.56	01/04/2006	8,910,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,000,000	3.54	01/04/2006	4,000,000
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
6,120,000	3.54	01/04/2006	6,120,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
24,500,000	3.49	01/05/2006	24,500,000
Chicago GO VRDN Series 2003 B-1 (FSA) (Bank One, N.A. SPA) (A-1+/VMIG1)
43,100,000	3.52	01/04/2006	43,100,000
Chicago GO VRDN Series 2005 D (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
10,000,000	3.51	01/05/2006	10,000,000
Chicago GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley SPA) (F1+)(a)
5,000,000	3.55	01/05/2006	5,000,000
Chicago GO VRDN Series 2005-1075 (FSA) (Morgan Stanley SPA) (F1+)(a)
5,495,000	3.55	01/05/2006	5,495,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(a)(b)
4,815,000	3.55	01/05/2006	4,815,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)(a)(b)
5,305,000	3.55	01/05/2006	5,305,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America and Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
13,200,000	3.50	01/04/2006	13,200,000
Chicago Sales Tax Revenue VRDN P-Floats-PT-2866 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,265,000	3.55	01/04/2006	8,265,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,250,000	3.54	01/04/2006	8,250,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Chicago Wastewater Transmission VRDN RB Merlots Series 2001 A-125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$3,970,000	3.54%	01/04/2006	$3,970,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
159,400,000	3.52	01/04/2006	159,400,000
Cook County GO VRDN P-Floats PT 2637 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,110,000	3.55	01/04/2006	5,110,000
Cook County GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
8,765,000	3.55	01/04/2006	8,765,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
14,360,000	3.56	01/05/2006	14,360,000
Cook County VRDN RB for Catholic Theological Union Project Series 2005 (Harris Trust & Savings Bank LOC) (VMIG1)
4,500,000	3.53	01/04/2006	4,500,000
Du Page County GO VRDN Community Unified School District No. 200 Wheaton ROCS II-R-2048 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
5,210,000	3.56	01/05/2006	5,210,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America N.A. SPA) (VMIG1)
4,300,000	3.52	01/05/2006	4,300,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,400,000	3.52	01/05/2006	5,400,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
11,200,000	3.52	01/05/2006	11,200,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
15,460,000	3.53	01/05/2006	15,460,000
Illinois Finance Authority VRDN RB for Ressurection Health Series 2005 C (Lasalle Bank N.A. LOC) (A-1/VMIG1)
35,210,000	3.52	01/05/2006	35,210,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
10,800,000	3.51	01/05/2006	10,800,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 C (A-1+/VMIG1)
8,977,000	3.51	01/05/2006	8,977,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,325,000	3.55	01/04/2006	9,325,000
Illinois Health Facilities Authority VRDN RB for Little Mary Hospital Series 2001 (U.S. Bank N.A. LOC) (A-1+)
24,000,000	3.58	01/05/2006	24,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. LOC) (A-1/VMIG1)
9,360,000	3.57	01/05/2006	9,360,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
52,800,000	3.58	01/04/2006	52,800,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
40,425,000	3.58	01/04/2006	40,425,000
Illinois Health System Evanston Hospital CP Series 2005 S-A (A-1+/VMIG1)
39,000,000	2.85	01/19/2006	39,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1+)(a)
14,850,000	3.55	01/05/2006	14,850,000
Illinois State GO TANS Certificates Series 2005 (SP-1+/MIG1)
47,500,000	4.50	04/28/2006	47,705,663
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.56	01/05/2006	5,000,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 2005-3002 Class A (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.56	01/05/2006	4,000,000
Illinois State GO VRDN Merlots Series 2002 A49 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,925,000	3.54	01/04/2006	4,925,000
Illinois State GO VRDN Merlots Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
13,330,000	3.54	01/04/2006	13,330,000
Illinois State GO VRDN Merlots Series 2005-A (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,240,000	3.54	01/04/2006	7,240,000
Illinois State GO VRDN P-Floats-PT 096 Series 2005 (AMBAC) (BNP Paribas SPA) (F1+)(c)
5,200,000	2.95	07/20/2006	5,200,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
7,705,000	3.55	01/05/2006	7,705,000
Illinois State GO VRDN P-Floats-PT Series 2009 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,345,000	3.55%	01/05/2006	5,345,000
Illinois State GO VRDN ROCS II-R-1007 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
11,610,000	3.56	01/05/2006	11,610,000
Illinois State GO VRDN ROCS II-R-4536 Series 2003 (Citigroup Global Markets SPA) (A-1+)(a)
5,435,000	3.56	01/05/2006	5,435,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,935,000	3.56	01/05/2006	5,935,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN Series 2005-1024 (Morgan Stanley SPA) (F1+)(a)
$14,000,000	3.55%	01/05/2006	$14,000,000
Illinois State GO VRDN Series 2005-1190 (FSA) (Morgan Stanley SPA) (VMIG1)(a)
6,515,000	3.55	01/05/2006	6,515,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Wachovia Bank N.A. SPA) (A-1+)(a)
20,470,000	3.54	01/04/2006	20,470,000
Illinois State Sales Tax Revenue VRDN P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(c)
7,900,000	2.95	07/20/2006	7,900,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005-963 (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(a)
10,800,000	3.55	01/05/2006	10,800,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax P-Floats-PT 1450 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,790,000	3.55	01/04/2006	7,790,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Revenue VRDN RB Merlots Series 2000 VV (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,000,000	3.54	01/04/2006	6,000,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,500,000	3.56	01/05/2006	6,500,000
Metropolitan Pier & Exposition Authority VRDN RB for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)(a)
17,500,000	3.55	01/05/2006	17,500,000
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A-1)(a)
19,205,000	3.56	01/05/2006	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,930,000	3.54	01/04/2006	4,930,000
Regional Transportation Authority GO VRDN Merlots Series 2002-41 A (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,450,000	3.54	01/04/2006	8,450,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(a)
14,930,000	3.55	01/04/2006	14,930,000
Regional Transportation Authority VRDN RB Eagle 2005-0003 Series 2005 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,500,000	3.56	01/05/2006	5,500,000
Regional Transportation Authority VRDN RB P-Floats-PT 2398 Series 2004 (FSA) (Dexia Credit Local SPA) (F1+)(a)
31,880,000	3.55	01/05/2006	31,880,000
University of Illinois VRDN RB P-Floats-PT 2621 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,870,000	3.55	01/05/2006	8,870,000
Will County GO VRDN P-Floats-PT 2542 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,305,000	3.55	01/05/2006	6,305,000

			$1,002,662,663

Indiana—1.8%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN Amro Bank N.V. SPA) (F1+)(a)
$7,020,000	3.56%	01/05/2006	$7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN Amro Bank N.V. SPA) (F1+)(a)
19,560,000	3.56	01/05/2006	19,560,000
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citigroup Global Markets SPA) (A-1+)(a)
5,310,000	3.56	01/05/2006	5,310,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001 (A-1+/VMIG1)
14,000,000	2.50	02/01/2006	14,000,000
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Credit GP-A-2 Series 2001 (A-1+/VMIG1)
9,200,000	2.72	06/01/2006	9,200,000
Indiana Highway TFA VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,150,000	3.55	01/05/2006	5,150,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA) (A-1+)(a)
19,800,000	3.56	01/05/2006	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA) (A-1+)(a)
12,915,000	3.56	01/05/2006	12,915,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F1+)(a)
4,325,000	3.55	01/05/2006	4,325,000
Indiana University CP Series 2005 (JP Morgan Chase & Co. SPA) (A-1+/P-1)
24,500,000	3.22	05/15/2006	24,500,000
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA) (A-1+/P-1)(a)
18,165,000	3.56	01/05/2006	18,165,000
Indianapolis Local Public Improvement Bond Bank VRDN RB for Waterworks Project Series 2005 G3 (MBIA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
10,000,000	3.52	01/05/2006	10,000,000
Noblesville Multi School Building Corp. VRDN RB ROCS RR-II-R-7514 Series 2005 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
5,855,000	3.56	01/05/2006	5,855,000

			$155,800,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Iowa—0.9%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$2,400,000	3.58%	01/04/2006	$2,400,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	3.50	01/05/2006	12,500,000
Iowa State GO TRANS Series 2005 (SP-1+/MIG1)
51,500,000	4.50	06/30/2006	51,818,964
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
9,100,000	3.58	01/04/2006	9,100,000

			$75,818,964

Kansas—0.4%
ABN-AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN Amro Bank N.V. SPA) (F1+)(a)
$20,235,000	3.55%	01/05/2006	$20,235,000
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-2 (Kansas State Pooled Money Investment Board) (A-1+/VMIG1)
10,500,000	3.50	01/04/2006	10,500,000
Wyandotte County-Kansas City Unified Government GO VRDN Putters Series 2005-1190 (FSA) (JP Morgan & Chase Co. LOC) (VMIG1)(a)
7,365,000	3.55	01/05/2006	7,365,000

			$38,100,000

Kentucky—0.9%
Kentucky Asset/Liability Commission General Fund TRANS Series 2005 A (SP-1+/MIG1)
$22,400,000	4.00%	06/28/2006	$22,541,424
Kentucky Association of Counties Advanced Revenue
Program TRANS COPS Series 2005 (JP Morgan Chase & Co. LOC) (SP-1+)
54,536,000	4.00	06/30/2006	54,854,022
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
2,500,000	3.56	01/05/2006	2,500,000

			$79,895,446

Louisiana—1.1%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (A-1+/VMIG1)
$23,050,000	3.55%	01/04/2006	$23,050,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (SunTrust Bank LOC) (A-1+/F1+)
3,200,000	3.75	01/06/2006	3,200,000
Louisiana Public Facilities Authority VRDN RB for Christus Health Series 2005 Subseries C-1 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
35,140,000	3.49	01/04/2006	35,140,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	3.40	01/04/2006	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	3.40	01/04/2006	16,600,000

			$97,490,000

Maryland—0.4%
Anne Arundel County CP Series 2005 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
$6,000,000	3.20%	03/09/2006	$6,000,000
8,000,000	3.15	03/30/2006	8,000,000
Maryland State Department of Transportation VRDN RB P-Floats-PT 1259 Series 2004 (Merrill Lynch Capital Services SPA) (F1+) (a)
11,100,000	3.55	01/05/2006	11,100,000
Maryland State GO VRDN Series 2005-15 (BNP Paribas SPA) (A-1+)(a)
7,035,000	3.55	01/05/2006	7,035,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,930,000	3.55	01/05/2006	4,930,000

			$37,065,000

Massachusetts—4.4%
Eclipse Funding Trust VRDN RB for Massachusetts State School Building Solar Eclipse Series 2005-0003 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
$15,385,000	3.55%	01/05/2006	$15,385,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB Certificates Series 2005-12 (IXIS Municipal Products SPA) (A-1+) (a)
6,910,000	3.55	01/05/2006	6,910,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB for Putters Series 2005-966 (PNC Bank N.A. SPA) (VMIG1)(a)
10,800,000	3.54	01/05/2006	10,800,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB P-Floats-PT 2625 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
15,000,000	3.53	01/05/2006	15,000,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2005-1062 (JP Morgan Chase & Co. SPA) (A-1)(a)
12,400,000	3.54	01/05/2006	12,400,000
Massachusetts Bay Transportation Authority VRDN TRANS Merlot Series 2004 B (Wachovia Bank N.A. SPA) (A-1+)(a)
8,445,000	3.53	01/04/2006	8,445,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
35,910,000	3.50	01/05/2006	35,910,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+/P-1)
$8,550,000	2.82%	01/18/2006	$8,550,000
13,000,000	3.10	02/22/2006	13,000,000
Massachusetts Port Authority VRDN RB Transportation Receipts-SGB Series 2005 59-A-1 (AMBAC) (Societe Generale LOC) (A-1+) (a)
15,000,000	3.55	01/05/2006	15,000,000
Massachusetts State GO VRDN Floaters Series 2005-1164 (FGIC-TCRS) (Morgan Stanley SPA) (F1+)(a)
11,180,000	3.55	01/05/2006	11,180,000
Massachusetts State GO VRDN Merlots Series 2002 A63 (FGIC and FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
22,680,000	3.53	01/04/2006	22,680,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
14,890,000	3.53	01/04/2006	14,890,000
Massachusetts State GO VRDN Merlots Series 2004 C42 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,970,000	3.53	01/04/2006	9,970,000
Massachusetts State GO VRDN Merlots Series 2004 C44 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,360,000	3.53	01/04/2006	9,360,000
Massachusetts State GO VRDN P-Floats-PT 3202 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
6,305,000	3.53	01/04/2006	6,305,000
Massachusetts State GO VRDN P-Floats-PT 392 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(c)
9,320,000	2.70	06/08/2006	9,320,000
Massachusetts State GO VRDN Putters Series 2004-449 (AMBAC) (JP Morgan Chase & Co.) (A-1+)(a)
5,095,000	3.53	01/05/2006	5,095,000
Massachusetts State GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
20,500,000	3.37	01/05/2006	20,500,000
Massachusetts State GO VRDN Stars Certificates Series 2003-26 (BNP Paribas SPA) (VMIG1)(a)
10,925,000	3.53	01/05/2006	10,925,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-3012 Class A (Citibank N.A. SPA) (A-1+)(a)(b)
17,090,000	3.55	01/05/2006	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Baystate Medical Center Series 2005 G (Bank of America N.A. LOC) (A-1+/VMIG1)
16,000,000	3.48	01/04/2006	16,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
22,500,000	3.75	01/03/2006	22,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-4 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(b)
8,330,000	3.52	01/05/2006	8,330,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Merlots Series 2004 A14 (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,920,000	3.53	01/04/2006	6,920,000
Massachusetts State Health & Educational Facilities Authority VRDN RB PA-973 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
12,495,000	3.53	01/05/2006	12,495,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(a)
9,935,000	3.53	01/04/2006	9,935,000
Massachusetts Water Resources Authority CP Series 1999 (State Street Bank LOC) (A-1+/P-1)
24,000,000	3.13	02/13/2006	24,000,000
Massachusetts Water Resources Authority VRDN RB for Multi-Modal Facilities Refunding Series 1998 D (FGIC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,455,000	3.54	01/04/2006	5,455,000

			$384,350,000

Michigan—4.4%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2003-35 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
$7,900,000	3.54%	01/05/2006	$7,900,000
Detroit Water Supply System VRDN RB Merlots Series 2003 B24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,500,000	3.54	01/04/2006	4,500,000
Detroit City School District GO VRDN Spears Series 2005-182 (FSA-SBLF) (F1+)(a)
5,790,000	3.54	01/05/2006	5,790,000
Detroit School District GO VRDN Putters Series 2005-1092 (FSA Q-SBLF) (PNC Bank N.A. SPA) (A-1)(a)
7,220,000	3.55	01/05/2006	7,220,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
18,200,000	3.58	01/04/2006	18,200,000
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)(a)
5,450,000	3.55	01/05/2006	5,450,000
Jonesville Community Schools GO ROCS RR-II-R-7512 Series 2005 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,810,000	3.56	01/05/2006	5,810,000
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+)(c)
17,350,000	2.95	07/20/2006	17,350,000
Michigan Municipal Bond Authority VRDN RB Stars Certificates Series 2005 BNP-141 (BNP Paribas SPA) (A-1+/VMIG1)(a)
3,565,000	3.54	01/06/2006	3,565,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan State Building Authority VRDN RB Eagle Tax-Exempt Trust Series 2001-2204 Class A (Citibank N.A. SPA) (A-1+)(a)
$16,000,000	3.56%	01/05/2006	$16,000,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Program II Series 2005 A (Depfa Bank PLC LOC) (A-1+/VMIG1)
65,000,000	3.33	01/05/2006	65,000,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Project Series 2005 I (Depfa Bank PLC SPA) (A-1+/VMIG1)
18,990,000	3.51	01/05/2006	18,990,000
Michigan State Building Authority VRDN RB Merlots Series 2004 B10 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
7,995,000	3.54	01/04/2006	7,995,000
Michigan State Building Authority VRDN RB P-Floats-PT 1954 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,595,000	3.54	01/05/2006	8,595,000
Michigan State Building Authority VRDN RB P-Floats-PT 2234 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,200,000	3.54	01/05/2006	8,200,000
Michigan State Building Authority VRDN RB ROCS RR-II-R-2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets SPA) (A-1+)(a)
5,180,000	3.56	01/05/2006	5,180,000
Michigan State GO Bonds Series 2005 A (SP-1+/MIG1)
39,455,000	4.50	09/29/2006	39,808,864
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
35,500,000	3.49	01/04/2006	35,500,000
Michigan State Hospital Finance Authority VRDN RB Merlots Series 1999 K (MBIA) (Wachovia Bank SPA) (VMIG1)(a)
5,000,000	3.54	01/04/2006	5,000,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (A-1+) (a)
30,165,000	3.56	01/04/2006	30,165,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
34,585,000	3.75	01/03/2006	34,585,000
University of Michigan VRDN RB Hospital Series 2005 B (A-1+/VMIG1)(b)
18,660,000	3.50	01/05/2006	18,660,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)
10,375,000	3.75	01/03/2006	10,375,000

			$379,838,864

Minnesota—0.9%
Elk River Independent School District #728 GO VRDN ROCS RR-II-R 183 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
$9,175,000	3.56%	01/05/2006	$9,175,000
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(a)
3,300,000	3.56	01/05/2006	3,300,000
St. Paul Independent School District No. 625 GO VRDN Series 2005-1225 (Morgan Stanley SPA) (A-1)(a)
13,200,000	3.55	01/05/2006	13,200,000
University of Minnesota VRDN RB ROC-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+)(a)
7,165,000	3.56	01/05/2006	7,165,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1) (b)
34,270,000	3.58	01/04/2006	34,270,000
University of Minnesota VRDN RB Series 2001 C (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,650,000	3.58	01/04/2006	9,650,000

			$76,760,000

Mississippi—1.0%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
$11,840,000	3.74%	01/03/2006	$11,840,000
Mississippi State GO VRDN Eagle Tax-Exempt Trust Series 2001-2402 Class A (Citibank N.A. SPA) (A-1+)(a)
11,000,000	3.56	01/04/2006	11,000,000
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
41,465,000	3.50	01/04/2006	41,465,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
15,605,000	3.54	01/04/2006	15,605,000
Mississippi State GO VRDN Series 2005-1150 (Morgan Stanley SPA) (F1+)(a)
7,966,000	3.55	01/05/2006	7,966,000

			$87,876,000

Missouri—1.3%
Bi-State Development Agency of Missouri and Illinois Metropolitan District VRDN RB for Mass Transit Metrolink Series 2005 Subseries A (JP Morgan Chase Bank LOC) (A-1+/VMIG1)
$36,500,000	3.50%	01/04/2006	$36,500,000
Kansas City IDA VRDN RB for Kansas City Downtown Arena Project Series 2005 C (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
6,300,000	3.54	01/04/2006	6,300,000
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
39,000,000	3.54	01/04/2006	39,000,000
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,900,000	3.54	01/04/2006	6,900,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri (continued)
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-5 (FGIC) (U.S. Bank N.A. SPA) (A-1+)
$13,200,000	3.39%	01/04/2006	$13,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
7,450,000	3.58	01/04/2006	7,450,000
University of Missouri VRDN RB Series 2001 A (A-1+/VMIG1)
5,000,000	3.70	01/03/2006	5,000,000

			$114,350,000

Montana—0.3%
Montana Facilities Finance Authority VRDN RB Refunding for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
$26,210,000	3.58%	01/04/2006	$26,210,000

Nebraska(a)—0.3%
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)
$6,665,000	3.55%	01/05/2006	$6,665,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Citibank N.A. SPA) (A-1+)
5,995,000	3.56	01/05/2006	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)
10,100,000	3.54	01/05/2006	10,100,000

			$22,760,000

Nevada—2.8%
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)(a)
$3,440,000	3.55%	01/04/2006	$3,440,000
Clark County Airport VRDN RB Sub Lien Series 2001 C (FGIC) (Landesbank Baden-Wurttemburg SPA) (A-1+/VMIG1)
63,400,000	3.49	01/04/2006	63,400,000
Clark County Airport VRDN RB Sub Lien Series 2005 D-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
20,000,000	3.50	01/04/2006	20,000,000
Clark County CP Series 2003 (BNP Paribas and Bayersiche Landesbank SPA)(A-1+/P-1)
13,700,000	2.82	01/12/2006	13,700,000
11,800,000	2.92	01/20/2006	11,800,000
8,000,000	3.10	02/08/2006	8,000,000
7,000,000	3.10	02/21/2006	7,000,000
Clark County School District GO VRDN P-Floats-PT 2406 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,915,000	3.55	01/05/2006	5,915,000
Clark County School District GO VRDN P-Floats-PT 2557 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
10,275,000	3.55	01/05/2006	10,275,000
Clark County School District GO VRDN Putters Series 2005-1157 (FSA) (JP Morgan Chase & Co. SPA) (F1+)(a)
17,455,000	3.55	01/05/2006	17,455,000
Clark County School District GO VRDN Putters Series 2005-1158 (FSA) (PNC Bank N.A. SPA) (F1)(a)
5,185,000	3.55	01/05/2006	5,185,000
Clark County School District GO VRDN Putters Series 2005-1160 (FSA) (JP Morgan Chase & Co. SPA) (A-1)(a)
6,875,000	3.55	01/05/2006	6,875,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(a)
1,000,000	3.56	01/05/2006	1,000,000
Clark County VRDN RB Eagle Tax-Exempt Trust Series 1996 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
8,345,000	3.56	01/05/2006	8,345,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank PLC SPA) (A-1+/P-1)
21,500,000	3.15	01/18/2006	21,500,000
17,100,000	3.10	02/21/2006	17,100,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
11,060,000	3.55	01/05/2006	11,060,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 321 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,230,000	3.55	01/05/2006	5,230,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
5,755,000	3.56	01/05/2006	5,755,000

			$243,035,000

New Hampshire—0.3%
Manchester School Facilities VRDN RB P-Floats-PT 1939 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,395,000	3.55%	01/05/2006	$5,395,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust Company SPA) (A-1+/VMIG1)
19,000,000	3.50	01/05/2006	19,000,000

			$24,395,000

New Jersey—2.9%
New Jersey Economic Development Authority P-Floats-PT 2805 Series 2005 (AMBAC and FGIC) (Dexia Credit Local SPA) (F1+)(a)
$29,460,000	3.54%	01/04/2006	$29,460,000
New Jersey Economic Development Authority P-Floats-PT 2847 Series 2005 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
13,520,000	3.54	01/04/2006	13,520,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Jersey (continued)
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
$14,630,000	3.53%	01/04/2006	$14,630,000
New Jersey State Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
12,805,000	3.53	01/04/2006	12,805,000
New Jersey State GO VRDN P-Floats-PT 3273 Series 2005 (AMBAC) (Dexia Credit Local SPA) (A-1+)(a)
8,980,000	3.54	01/05/2006	8,980,000
New Jersey State TRANS Series 2005 A (SP-1+/MIG1)
54,000,000	4.00	06/23/2006	54,286,793
New Jersey State Transportation Trust Fund Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-0001 Class A (MBIA and FGIC) (Citibank N.A. SPA) (A-1+)(a)
16,000,000	3.55	01/05/2006	16,000,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2433 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
26,205,000	3.54	01/05/2006	26,205,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2491 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
18,550,000	3.49	01/05/2006	18,550,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2617 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+) (a)
21,405,000	3.54	01/05/2006	21,405,000
New Jersey State Transportation Trust Fund Authority VRDN RB Putters Series 2005-1148 (FSA) (PNC Bank N.A. SPA) (VMIG1)(a)
11,480,000	3.55	01/05/2006	11,480,000
New Jersey State Transportation Trust Fund Authority VRDN RB Stars Certificates Series 2005-116 (MBIA) (BNP Paribas SPA) (VMIG1) (a)
7,845,000	3.54	01/05/2006	7,845,000
New Jersey State Turnpike Authority VRDN RB P-Floats-PA 668 Series 2000 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
4,995,000	3.54	01/05/2006	4,995,000
New Jersey State Turnpike Authority VRDN RB Series 2005-5 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,005,000	3.54	01/05/2006	13,005,000

			$253,166,793

New Mexico—0.5%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
$8,235,000	3.59%	01/04/2006	$8,235,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
11,700,000	3.77	01/03/2006	11,700,000
New Mexico State TRANS RB Series 2005 (SP-1+/MIG1)
18,500,000	4.50	06/30/2006	18,612,410
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,200,000	3.55	01/05/2006	5,200,000

			$43,747,410

New York—5.9%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
$29,745,000	3.54%	01/05/2006	$29,745,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-2305 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
6,470,000	3.55	01/05/2006	6,470,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-6023 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
13,035,000	3.55	01/05/2006	13,035,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-0061 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
33,410,000	3.56	01/05/2006	33,410,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
11,120,000	3.53	01/04/2006	11,120,000
New York City GO VRDN ROCS RR-II-R 251A Series 2003 (Citigroup Global Markets LOC) (Citibank N.A. SPA) (VMIG1)(a)
18,000,000	3.58	01/05/2006	18,000,000
New York City Housing Development Corp. VRDN MF Hsg. RB Mortgage for 90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
16,500,000	3.55	01/04/2006	16,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale SPA) (A-1+)(a)
6,500,000	3.55	01/05/2006	6,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Merlots Series 2000 DDD (Wachovia Bank N.A. SPA) (VMIG1)(a)
16,835,000	3.53	01/04/2006	16,835,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1301 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
6,500,000	3.54	01/05/2006	6,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1307 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,150,000	3.54	01/05/2006	6,150,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Stars Series 2005-143 (BNP Paribas SPA) (VMIG1)(a)
$37,130,000	3.54%	01/05/2006	$37,130,000
New York City Transitional Finance Authority VRDN RB Eagle Tax-Exempt Series 2003-0052 Class A (AMBAC-TCRS-Bank of New York) (Citibank N.A. SPA) (A-1+)(a)
6,000,000	3.55	01/05/2006	6,000,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 G (Bank of New York SPA) (A-1+/VMIG1)
22,210,000	3.54	01/04/2006	22,210,000
New York City Transitional Finance Authority VRDN RB Merlots Series 1999 B (Wachovia Bank N.A. SPA) (VMIG1)(a)
14,705,000	3.53	01/04/2006	14,705,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)(a)
12,635,000	3.53	01/04/2006	12,635,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 2018 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,450,000	3.54	01/04/2006	8,450,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 2853 Series 2005 (Merrill Lynch Capital Services SPA) (F1+) (a)
5,335,000	3.54	01/04/2006	5,335,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-1101 (JP Morgan Chase & Co. SPA) (A-1+)(a)
14,935,000	3.55	01/05/2006	14,935,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-1155 (JP Morgan Chase & Co. SPA) (VMIG1)(a)
23,850,000	3.55	01/05/2006	23,850,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II Series 2005-465 (Citibank N.A. SPA) (A-1+)(a)
12,305,000	3.55	01/05/2006	12,305,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2D (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
9,830,000	3.54	01/04/2006	9,830,000
New York State Dormitory Authority VRDN RB Merlots Series 2005 A06 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,330,000	3.53	01/04/2006	5,330,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley LOC) (F1+)(a)
12,761,000	3.55	01/05/2006	12,761,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water and Drinking P-Floats-PT 2012 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,185,000	3.54	01/05/2006	5,185,000
New York State Housing Finance Agency Service Contract Revenue VRDN RB Series 2003 B (BNP Paribas LOC) (A-1+)(b)
22,200,000	3.52	01/04/2006	22,200,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
18,200,000	3.56	01/04/2006	18,200,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
40,500,000	3.56	01/04/2006	40,500,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
26,280,000	3.57	01/04/2006	26,280,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Authority Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
11,150,000	3.56	01/04/2006	11,150,000
New York State Thruway Authority VRDN RB ROCS-RR-II-R 7005 Series 2005 (AMBAC) (Citibank N.A. SPA) (VMIG1)(a)
6,995,000	3.55	01/05/2006	6,995,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(a)
12,900,000	3.54	01/05/2006	12,900,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)
11,555,000	3.53	01/04/2006	11,555,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 B-1 (Depfa Bank PLC SPA) (A-1+/VMIG1)(b)
12,000,000	3.49	01/05/2006	12,000,000

			$516,706,000

North Carolina—5.3%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/VMIG1)
$5,890,000	3.57%	01/05/2006	$5,890,000
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(a)
5,310,000	3.56	01/05/2006	5,310,000
Charlotte Water & Sewer CP Series 2005 (Wachovia Bank N.A. SPA) (A-1/P-1)
7,300,000	2.90	02/14/2006	7,300,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
14,320,000	3.55	01/05/2006	14,320,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
30,840,000	3.55	01/05/2006	30,840,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Tax-Exempt Trust Series 2005-3016 Class A (Citibank N.A. SPA) (A-1+)(a)
8,600,000	3.56	01/05/2006	8,600,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005 A1/A2 (A-1+/P-1)
$13,508,000	3.12%	01/20/2006	$13,508,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	3.56	01/05/2006	15,600,000
North Carolina Medical Care Commission Hospital VRDN RB for Moses Cone Health Systems Series 2004 A (A-1+)
13,350,000	3.51	01/05/2006	13,350,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Duke University Health System Series 2005 C (SunTrust Bank SPA) (A-1+/VMIG1)(b)
18,600,000	3.48	01/04/2006	18,600,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
22,500,000	3.50	01/04/2006	22,500,000
North Carolina Medical Care Community Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1+/VMIG1)(b)
32,180,000	3.48	01/04/2006	32,180,000
North Carolina Medical Care Community Hospital VRDN RB for Baptist Hospital Project Series 2000 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
27,565,000	3.52	01/05/2006	27,565,000
North Carolina State GO VRDN Certificates Series 2005-22 Class A (IXIS Municipal Products SPA) (A-1+)(a)
8,650,000	3.56	01/05/2006	8,650,000
North Carolina State GO VRDN Eagle Tax-Exempt Trust 2005-0021 Class A (Citibank N.A. SPA) (A-1+)(a)
30,000,000	3.56	01/05/2006	30,000,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)(b)
13,675,000	3.53	01/04/2006	13,675,000
North Carolina State GO VRDN P-Floats-PT 1246 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,500,000	3.54	01/05/2006	7,500,000
North Carolina State GO VRDN P-Floats-PT 1962 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,950,000	3.55	01/05/2006	5,950,000
North Carolina State GO VRDN P-Floats-PT 2115 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,400,000	3.55	01/05/2006	5,400,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
15,615,000	3.55	01/05/2006	15,615,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,555,000	3.55	01/05/2006	8,555,000
North Carolina State GO VRDN ROCS-RR-II-R 496 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
11,430,000	3.56	01/05/2006	11,430,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
18,800,000	3.49	01/04/2006	18,800,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
13,100,000	3.49	01/04/2006	13,100,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
52,280,000	3.55	01/05/2006	52,280,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	3.56	01/05/2006	10,345,000
Wake County GO VRDN for Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
7,500,000	4.00	04/01/2006	7,523,953
Wake County GO VRDN Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,000,000	4.00	04/01/2006	10,031,937
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
17,000,000	4.00	04/01/2006	17,054,292
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,165,000	3.50	01/04/2006	5,165,000

			$456,638,182

Ohio—1.4%
Cleveland-Cuyahoga County Port Authority Cultural Facilities VRDN RB for Museum of Art Project Series 2005 B (JP Morgan Chase & Co. SPA) (A-1+)
$5,000,000	3.53%	01/05/2006	$5,000,000
Cleveland-Cuyahoga County Port Authority Cultural Facilities VRDN RB for Museum of Art Project Series 2005 D (JP Morgan Chase & Co. SPA) (A-1+)
10,300,000	3.52	01/05/2006	10,300,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA) (A-1+/VMIG1)
49,550,000	3.55	01/05/2006	49,550,000
Franklin County VRDN RB for Trinity Health Credit Series 2004 C-2 (FGIC) (JP Morgan Chase & Co. and U.S. Bank National SPA) (A-1+/VMIG1)
5,100,000	3.55	01/04/2006	5,100,000
Northeast Ohio Regional Sewer District Wastewater VRDN RB Series 2005-1217 (Morgan Stanley SPA) (VMIG1)(a)
5,410,000	3.55	01/05/2006	5,410,000
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
11,155,000	3.54	01/05/2006	11,155,000
Ohio State GO VRDN Series 2002-603 (FSA) (Morgan Stanley SPA) (A-1)(a)
5,000,000	3.55	01/05/2006	5,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)
Ohio State GO VRDN Series 2005 A (A-1+/VMIG1)
$17,000,000	3.54%	01/04/2006	$17,000,000
Ohio State University CP Series 2003 E (A-1+/P-1)
15,000,000	3.02	01/23/2006	15,000,000

			$123,515,000

Oklahoma—0.6%
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
$47,760,000	3.54%	01/05/2006	$47,760,000

Oregon—0.8%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
$5,000,000	3.50%	01/04/2006	$5,000,000
Deschutes County Hospital Facilities Authority VRDN RB for Cascade Healthcare Community Series 2005 A (AMBAC) (Morgan Stanley Bank SPA) (A-1/VMIG1)
15,000,000	3.54	01/04/2006	15,000,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
49,300,000	3.55	01/04/2006	49,300,000

			$69,300,000

Pennsylvania—3.9%
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/VMIG1)
$15,800,000	3.50%	01/04/2006	$15,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (National Australia Bank LOC) (A-1+/VMIG1)
11,200,000	3.50	01/04/2006	11,200,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (National Australia Bank LOC) (A-1+/VMIG1)
15,350,000	3.50	01/04/2006	15,350,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1+/VMIG1)
35,840,000	3.50	01/04/2006	35,840,000
Geisinger Authority Health Systems VRDN RB Series 2005 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
22,300,000	3.70	01/03/2006	22,300,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project Series 1999 (AMBAC) (PNC Bank N.A. SPA) (A-1/VMIG1)
3,325,000	3.52	01/04/2006	3,325,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project Series 2005 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
11,525,000	3.52	01/04/2006	11,525,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
27,365,000	3.52	01/04/2006	27,365,000
Pennsylvania Economic Development Finance Authority Health System VRDN RB for Jefferson Health System Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,725,000	3.49	01/04/2006	7,725,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
56,920,000	3.54	01/05/2006	56,920,000
Pennsylvania State GO VRDN Putters Series 2005-939 (JP Morgan Chase & Co. SPA) (VMIG1)(a)
7,005,000	3.55	01/05/2006	7,005,000
Pennsylvania State GO VRDN Series 2005-1193 (MBIA) (Morgan Stanley SPA) (F1+)(a)
20,000,000	3.55	01/05/2006	20,000,000
Pennsylvania Turnpike Commission VRDN RB Eagle Series 2004-0029 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
8,430,000	3.55	01/05/2006	8,430,000
Pennsylvania Turnpike Commission VRDN RB Refunding Series 2005 D (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
8,000,000	3.51	01/05/2006	8,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
28,850,000	3.58	01/04/2006	28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
22,225,000	3.51	01/05/2006	22,225,000
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
35,400,000	3.40	01/04/2006	35,400,000

			$337,260,000

Rhode Island(a)—0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
$5,135,000	3.55%	01/05/2006	$5,135,000

South Carolina—1.6%
Charleston County School District GO TANS Series 2005 (SCSDE) (MIG1)
$22,000,000	3.75%	04/13/2006	$22,031,934
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
9,000,000	3.57	01/05/2006	9,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina (continued)
Greenville Hospital System Facilities VRDN RB Series 2005 A (AMBAC) (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
$21,600,000	3.48%	01/05/2006	$21,600,000
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	3.56	01/05/2006	5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.56	01/05/2006	10,000,000
South Carolina Public Service Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
19,737,500	3.54	01/04/2006	19,737,500
South Carolina Public Service Authority VRDN RB P-Floats-PT 1877 Series 2003 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,935,000	3.55	01/05/2006	5,935,000
South Carolina Public Service Authority VRDN RB ROCS RR-II-R 6007 (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,555,000	3.56	01/05/2006	4,555,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
13,610,000	3.53	01/05/2006	13,610,000
South Carolina Transportation Infrastructure Bank VRDN RB P-Floats-PT 2304 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
12,775,000	3.55	01/05/2006	12,775,000
South Carolina VRDN RB Transportation Infrastructure Bank Eagle Tax-Exempt Trust Series 2001-4001 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
7,000,000	3.56	01/05/2006	7,000,000
University of South Carolina VRDN RB P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,715,000	3.55	01/05/2006	5,715,000

			$136,959,434

Tennessee—2.6%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
$30,760,000	3.40%	01/04/2006	$30,760,000
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
5,600,000	3.55	01/05/2006	5,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
18,500,000	3.02	01/13/2006	18,500,000
9,500,000	3.05	01/13/2006	9,500,000
7,000,000	3.14	02/08/2006	7,000,000
13,750,000	3.15	02/09/2006	13,750,000
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products SPA) (A-1+)(a)
5,750,000	3.55	01/05/2006	5,750,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (A-1+)(a)
11,207,500	3.55	01/05/2006	11,207,500
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Ascension Health Credit Series 2001 B-2 (A-1+/VMIG1)
6,500,000	2.30	01/04/2006	6,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
30,915,000	3.51	01/05/2006	30,915,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
28,225,000	3.51	01/05/2006	28,225,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
7,000,000	2.90	01/27/2006	7,000,000
11,000,000	2.85	03/07/2006	11,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
23,665,000	3.53	01/05/2006	23,665,000
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (Citibank N.A. SPA) (A-1+)(a)
17,000,000	3.56	01/05/2006	17,000,000

			$226,372,500

Texas—14.1%
Alamo Heights Independent School District GO VRDN for Putters Series 2005-980 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1) (a)
$9,090,000	3.55%	01/05/2006	$9,090,000
Amarillo Independent School District P-Floats-PT-3232 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
9,295,000	3.55	01/05/2006	9,295,000
Arlington Special Obligation VRDN RB for Dallas Cowboys Series 2005 B (MBIA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
24,400,000	3.58	01/05/2006	24,400,000
City of Houston CP Notes (Dexia Credit Local and Landesbank Hessen-Thueringen LOC) (A-1+/P-1)
11,300,000	3.10	01/24/2006	11,300,000
City of Houston CP Series D (Bank of America N.A. SPA) (A-1+/P-1)
15,300,000	2.86	01/18/2006	15,300,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+/P-1)
18,000,000	2.86	01/10/2006	18,000,000
5,000,000	3.35	01/10/2006	5,000,000
30,000,000	2.86	01/11/2006	30,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(a)
$4,810,000	3.55%	01/05/2006	$4,810,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
9,800,000	3.55	01/05/2006	9,800,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2511 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
10,320,000	3.55	01/05/2006	10,320,000
Cypress Fairbanks Independent School District VRDN RB Merlots Series 2004 C-16 (PSF-GTD) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,495,000	3.54	01/04/2006	4,495,000
Dallas Area Rapid Transit CP (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
30,000,000	3.12	01/17/2006	30,000,000
Dallas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,405,000	3.55	01/05/2006	5,405,000
Dallas County Community College District GO VRDN P-Floats-PT 2370 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,550,000	3.54	01/05/2006	8,550,000
Dallas County GO VRDN P-Floats-PT 2764 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,370,000	3.55	01/05/2006	9,370,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,900,000	3.55	01/05/2006	8,900,000
Dallas GO VRDN P-Floats-PT 2745 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(a)
8,220,000	3.55	01/05/2006	8,220,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
6,155,000	3.56	01/05/2006	6,155,000
Dallas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,615,000	3.55	01/05/2006	5,615,000
El Paso Water & Sewer VRDN RB ROCS II-R-2163 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
6,205,000	3.56	01/05/2006	6,205,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+) (a)
8,395,000	3.56	01/05/2006	8,395,000
Fort Worth Independent School District GO VRDN P-Floats-PT 3315 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1) (a)
9,245,000	3.55	01/05/2006	9,245,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
5,605,000	3.55	01/05/2006	5,605,000
Harris County GO TANS Series 2005 (SP-1+/MIG1)
63,000,000	3.75	02/28/2006	63,103,013
Harris County Health Facilities Development VRDN RB Refunding for The Methodist Health System Series 2005 B (A-1+)
56,100,000	3.70	01/03/2006	56,100,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (FGIC) (Societe Generale SPA) (A-1+)(a)
11,960,000	3.56	01/05/2006	11,960,000
Harris County VRDN RB Putters Series 2005-1172-Z (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
5,835,000	3.55	01/05/2006	5,835,000
Houston Airport System CP Series 2005 (Dexia Credit Local LOC) (A-1+/P-1)
16,000,000	3.15	01/13/2006	16,000,000
Houston Community College GO VRDN ROCS II-R-2084 Series 2004 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(a)
2,750,000	3.56	01/05/2006	2,750,000
Houston GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
15,940,000	3.55	01/05/2006	15,940,000
Houston GO VRDN Putters Series 2005-1151 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
12,610,000	3.55	01/05/2006	12,610,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (Citigroup Global Markets SPA) (VMIG1)(a)
10,230,000	3.56	01/05/2006	10,230,000
Houston GO VRDN ROCS II-R-4062 Series 2004 (Citigroup Global Markets SPA) (A-1+)(a)
5,305,000	3.56	01/05/2006	5,305,000
Houston Independent School District GO VRDN P-Floats-PT 2824 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
16,610,000	3.55	01/05/2006	16,610,000
Houston Independent School District GO VRDN Series 2005-18 (PSF-GTD) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,625,000	3.55	01/05/2006	4,625,000
Houston Independent School District ROCS 408 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
7,900,000	3.56	01/05/2006	7,900,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
4,000,000	3.55	01/05/2006	4,000,000
Houston Utilities System VRDN RB Merlots Series 2004 C-13 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,675,000	3.54	01/04/2006	7,675,000
Houston Utilities System VRDN RB Merlots Series 2004 C-17 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,990,000	3.54	01/04/2006	8,990,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Houston Utilities System VRDN RB Merlots Series 2004 C-37 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$9,155,000	3.54%	01/04/2006	$9,155,000
Houston Utilities System VRDN RB Putters Series 2005-1076 (MBIA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
4,995,000	3.55	01/04/2006	4,995,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC and MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
12,150,000	3.54	01/04/2006	12,150,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
15,500,000	3.00	01/20/2006	15,500,000
Keller Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,360,000	3.55	01/05/2006	6,360,000
Lower Colorado River Authority VRDN RB P-Floats-PT 2270 Series 2004 (AMBAC and FSA) (Merrill Lynch Capital Services SPA) (F1+) (a)
16,160,000	3.55	01/05/2006	16,160,000
Mansfield Independent School District GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
10,585,000	3.54	01/04/2006	10,585,000
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+) (a)
5,200,000	3.55	01/05/2006	5,200,000
Mansfield Independent School District GO VRDN ROCS RR-II-R 2172 Series 2005 (PSF-GTD) (Citigroup Global Markets SPA) (VMIG1)(a)
5,640,000	3.56	01/05/2006	5,640,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)(a)
8,975,000	3.55	01/05/2006	8,975,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)(a)
4,017,500	3.55	01/05/2006	4,017,500
Pflugerville Independent School District GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1) (a)
6,460,000	3.55	01/05/2006	6,460,000
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
3,984,000	3.55	01/05/2006	3,984,000
Round Rock Independent School District GO VRDN Eagle Series 2005-0064 Class A (PSF-GTD) (Citibank N.A. SPA) (A-1+)(a)
7,000,000	3.56	01/05/2006	7,000,000
Round Rock Independent School District GO VRDN P-Floats-PT 2859 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,425,000	3.55	01/05/2006	5,425,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A. and State Street Bank SPA) (A-1+/P-1)
29,400,000	2.80	01/19/2006	29,400,000
San Antonio Electric & Gas Systems VRDN RB Certificates Series 2005-112 (BNP Paribas LOC) (VMIG1)(a)
7,000,000	3.55	01/05/2006	7,000,000
San Antonio Electric & Gas Systems VRDN RB P-Floats-PT 3032 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,030,000	3.53	01/05/2006	9,030,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA) (A-1+)(a)
19,170,000	3.55	01/05/2006	19,170,000
San Antonio GO VRDN P-Floats-PT 2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,120,000	3.55	01/05/2006	11,120,000
San Antonio GO VRDN P-Floats-PT 2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,040,000	3.55	01/05/2006	11,040,000
San Antonio GO VRDN Stars Certificates Series 2005-117 (BNP Paribas SPA) (VMIG1)(a)
11,785,000	3.55	01/05/2006	11,785,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
17,420,000	3.54	01/04/2006	17,420,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
13,500,000	2.82	01/18/2006	13,500,000
20,500,000	3.10	02/22/2006	20,500,000
25,000,000	3.10	03/09/2006	25,000,000
6,000,000	3.20	03/09/2006	6,000,000
San Antonio Water System VRDN RB Eagle Tax-Exempt Trust Series 2005-3005 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
46,055,000	3.56	01/05/2006	46,055,000
San Antonio Water System VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
5,370,000	3.56	01/05/2006	5,370,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,535,000	3.55	01/05/2006	6,535,000
Texas A & M University VRDN RB P-Floats-PT 2926 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,155,000	3.55	01/05/2006	9,155,000
Texas State GO TRANS Series 2005 (SP-1+/MIG1)
168,235,000	4.50	08/31/2006	169,760,274
Texas State GO VRDN Municipal Securities Trust Receipts SGB 58 Series 2005 A (Societe Generale SPA) (A-1+)(a)
5,800,000	3.56	01/05/2006	5,800,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
$6,715,000	3.55%	01/05/2006	$6,715,000
Texas State GO VRDN P-Floats-PT 2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,455,000	3.55	01/05/2006	8,455,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
7,990,000	3.56	01/05/2006	7,990,000
Texas State GO VRDN Spears Series 2005 DB-154 (Deutsche Bank AG SPA) (F1+)(a)
15,720,000	3.55	01/05/2006	15,720,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
4,800,000	2.82	01/11/2006	4,800,000
4,535,000	2.82	01/18/2006	4,535,000
5,000,000	3.08	01/25/2006	5,000,000
15,700,000	3.15	02/09/2006	15,700,000
9,900,000	3.10	02/21/2006	9,900,000
Texas State Public Finance Authority CP Series 2003 C (A-1+/P-1)
5,600,000	3.08	01/25/2006	5,600,000
Texas State University System Financing VRDN RB P-Floats-PT 2441 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,225,000	3.55	01/05/2006	5,225,000
Texas Tech University VRDN RB ROCS RR-II-R 2195 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
6,860,000	3.56	01/05/2006	6,860,000
Texas Water Development Board VRDN RB P-Floats-PT 2183 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,760,000	3.53	01/05/2006	11,760,000
University of Texas Permanent University Fund VRDN RB P-Floats-PT 2423 Series 2004 (Merrill Lynch Capital Services SPA) (F1+) (a)
12,960,000	3.53	01/05/2006	12,960,000
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+)(a)
6,690,000	3.56	01/05/2006	6,690,000
University of Texas Permanent University Fund VRDN RB P-Floats-PT 2642 Series 2005 (Merrill Lynch Capital Services SPA) (F1+) (a)
5,190,000	3.53	01/05/2006	5,190,000
West Calhoun County Development Corp. VRDN RB for Sohio Chemical Corp. (A-1+)
20,700,000	3.70	01/03/2006	20,700,000
West University Place GO VRDN Spears Series 2005 DB-151 (FGIC) (Deutsche Bank AG SPA) (A-1+/F1+)(a)(b)
10,375,000	3.55	01/05/2006	10,375,000
Williamson County GO VRDN Stars Certificates Series 2005-114 (MBIA) (BNP Paribas SPA) (VMIG1)(a)
6,660,000	3.55	01/05/2006	6,660,000

			$1,229,189,787

Utah—4.2%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$27,410,000	3.50%	01/04/2006	$27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,185,000	3.50	01/04/2006	14,185,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,775,000	3.50	01/04/2006	14,775,000
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (F1+/VMIG1)
32,400,000	3.50	01/04/2006	32,400,000
Central Water Conservancy District GO VRDN Series 2004 B (AMBAC) (Landesbank Hessen-Thueringen SPA) (F1+/VMIG1)
10,000,000	3.50	01/04/2006	10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
50,800,000	3.58	01/05/2006	50,800,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
37,700,000	3.58	01/05/2006	37,700,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
4,200,000	3.57	01/03/2006	4,200,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
24,325,000	3.70	01/03/2006	24,325,000
Salt Lake County VRDN RB Sales Tax P-Floats-PT 2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,005,000	3.55	01/05/2006	8,005,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
39,500,000	3.52	01/05/2006	39,500,000
Utah State GO VRDN P-Floats-PT 429 Series 2000 (Depfa Bank PLC) (A-1+)(c)
14,715,000	2.95	07/20/2006	14,715,000
Utah Transit Authority Sales Tax Revenue VRDN RB P-Floats-PT 3087 Series 2005 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
7,305,000	3.55	01/05/2006	7,305,000
Utah Transit Authority Sales Tax Revenue VRDN RB Series 2005-1213 (FSA) (Morgan Stanley SPA) (VMIG1)(a)
5,035,000	3.55	01/05/2006	5,035,000
Utah Transit Authority Sales Tax VRDN RB for Tender Option Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
29,100,000	3.40	01/05/2006	29,100,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (F1/VMIG1)
$8,400,000	3.55%	01/04/2006	$8,400,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (F1/VMIG1)
6,000,000	3.55	01/04/2006	6,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (F1/VMIG1)
8,070,000	3.55	01/04/2006	8,070,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (F1/VMIG1)
10,000,000	3.55	01/04/2006	10,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
6,600,000	3.70	01/03/2006	6,600,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,000,000	3.70	01/03/2006	8,000,000

			$366,525,000

Virginia—0.7%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (University of Virginia) Series 2005-48 (ABN AMRO Bank N.V. SPA) (VMIG1) (a)
$6,500,000	3.54%	01/05/2006	$6,500,000
Montgomery County Industrial Development Authority VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC) (VMIG1)
9,400,000	3.80	01/03/2006	9,400,000
Richmond GO VRDN Series 2005-1189 (FSA) (Morgan Stanley SPA) (A-1)(a)
5,000,000	3.55	01/05/2006	5,000,000
Roanoke IDA VRDN RB for Carilion Health System Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
6,650,000	3.70	01/03/2006	6,650,000
Roanoke IDA VRDN RB Refunding for Carilion Health Systems Series 2002 E (SunTrust Bank SPA) (A-1+/VMIG1)
3,980,000	3.75	01/03/2006	3,980,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (SunTrust Bank SPA) (VMIG1)
3,000,000	3.52	01/04/2006	3,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
12,000,000	3.55	01/04/2006	12,000,000
Virginia State GO VRDN Putters Series 2005-1217 (PNC Bank N.A. SPA) (A-1)(a)
5,390,000	3.55	01/05/2006	5,390,000
Virginia State Public School Authority VRDB RB Certificates Series 2005-26 Class A (IXIS Municipal Products SPA) (A-1+)(a)
10,000,000	3.56	01/05/2006	10,000,000

			$61,920,000

Washington—4.3%
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$8,730,000	3.54%	01/04/2006	$8,730,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
8,810,000	3.56	01/05/2006	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,175,000	3.55	01/05/2006	5,175,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,525,000	3.55	01/05/2006	9,525,000
King County GO VRDN Series 2005-1242 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
6,630,000	3.55	01/05/2006	6,630,000
King County School District No. 401 Highline Public Schools GO VRDN P-Floats-PT 1423 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
11,070,000	3.55	01/05/2006	11,070,000
King County Sewer VRDN RB Bruts Series 2000 E (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,525,000	3.54	01/04/2006	9,525,000
King County Sewer VRDN RB Eagle Tax-Exempt Trust Series 2005-0019 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
10,890,000	3.56	01/05/2006	10,890,000
King County Sewer VRDN RB Merlots Series 2004 C 30 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,530,000	3.54	01/04/2006	7,530,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA) (A-1/P-1)
13,700,000	2.82	01/11/2006	13,700,000
22,000,000	2.82	01/12/2006	22,000,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)
20,356,500	3.55	01/05/2006	20,356,500
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
12,530,000	3.56	01/05/2006	12,530,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
13,860,000	3.54	01/04/2006	13,860,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)(a)
12,000,000	3.56	01/05/2006	12,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2005

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State Eagle Tax-Exempt Trust Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
$10,325,000	3.55%	01/05/2006	$10,325,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,915,000	3.56	01/05/2006	6,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A-1+)(a)
8,525,000	3.56	01/05/2006	8,525,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1998-4702 Class A (Citibank N.A. SPA) (A-1+)(a)
6,500,000	3.56	01/05/2006	6,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
10,060,000	3.56	01/05/2006	10,060,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
10,000,000	3.55	01/05/2006	10,000,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
20,415,000	3.54	01/04/2006	20,415,000
Washington State GO VRDN Merlots Series 2002 A-65 (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,565,000	3.54	01/04/2006	7,565,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
18,190,000	3.54	01/04/2006	18,190,000
Washington State GO VRDN Merlots Series 2004 A-07 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,720,000	3.54	01/04/2006	5,720,000
Washington State GO VRDN Merlots Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,775,000	3.54	01/04/2006	8,775,000
Washington State GO VRDN Merlots Series 2004 C-10 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,405,000	3.54	01/04/2006	8,405,000
Washington State GO VRDN P-Floats-PT 1111 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,490,000	3.56	01/05/2006	2,490,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,940,000	3.55	01/05/2006	8,940,000
Washington State GO VRDN P-Floats-PT 2308 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,870,000	3.55	01/05/2006	5,870,000
Washington State GO VRDN P-Floats-PT 2600 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,515,000	3.55	01/05/2006	6,515,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (Depfa Bank PLC SPA) (A-1+)(a)
9,760,000	3.55	01/05/2006	9,760,000
Washington State GO VRDN Putters Series 2005-1199 (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
7,250,000	3.55	01/05/2006	7,250,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
22,000,000	3.58	01/04/2006	22,000,000
Washington State Public Power Supply System Nuclear Project No. 1 VRDN Refunding Series 1993 1A-2 (Bank of America LOC) (A-1+)(b)
19,920,000	3.49	01/04/2006	19,920,000

			$376,471,500

West Virginia—0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 2005 (A-1+/P-1)
$10,300,000	3.70%	01/03/2006	$10,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin—2.2%
Milwaukee GO VRDN for Corporate Purposes Series 2005 V8 (State Street Bank & Trust Co. SPA) (A-1+)
$7,000,000	3.50%	01/04/2006	$7,000,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
11,630,000	3.54	01/05/2006	11,630,000
Wisconsin State GO VRDN P-Floats-PT 1507 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,805,000	3.55	01/05/2006	5,805,000
Wisconsin State GO VRDN P-Floats-PT 2213 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
29,895,000	3.55%	01/05/2006	29,895,000
Wisconsin State GO VRDN P-Floats-PT 2526 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,155,000	3.55	01/05/2006	8,155,000
Wisconsin State GO VRDN Putters Series 2005-1195 (MBIA) (PNC Bank N.A. SPA) (VMIG1)(a)
6,655,000	3.55	01/05/2006	6,655,000
Wisconsin State GO VRDN Series 2004-901 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
6,000,000	3.55	01/05/2006	6,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care, Inc. Series 1999 C (KBC Bank N.V. and Bank of Nova Scotia LOC) (A-1/F1+)
13,550,000	3.52	01/05/2006	13,550,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health Series 2005 C (AMBAC) (Morgan Stanley SPA) (A-1/F1+)
8,500,000	3.52	01/05/2006	8,500,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 ( MBIA) (Landesbank Hessen- Thueringen SPA) (A-1/F1+)(a)
78,990,000	3.55	01/05/2006	78,990,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+) (a)
7,615,000	3.56	01/05/2006	7,615,000
Wisconsin State Transportation VRDN RB ROCS-RR-II-R 1070 Series 2005 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)
8,980,000	3.54	01/05/2006	8,980,000

			$192,775,000

Wyoming—0.1%
Converse County PCRB VRDN for Pacificorp Projects Series 1994 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1/VMIG1)
$4,690,000	3.70%	01/03/2006	$4,690,000

Total Investments—101.5%			$8,830,462,646

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2005, these securities amounted to $3,511,775,000 or approximately 40.4% of net assets.
(b)	All or portion represents a forward commitment.
(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2005, these securities amounted to $54,485,000 or approximately 0.6% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Investment Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co.— Transferable Custodial Receipts
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance— Insured Bond Certificates
MF Hsg	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SCSDE	—	South Carolina State Department of Education
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.
__________________________________________________________

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I—At December 31, 2005, the Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Financial Square Prime Obligations	$133,000,000

Financial Square Money Market	54,400,000

Financial Square Treasury Obligations	4,568,900,000

Financial Square Government	36,100,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,250,000,000	3.45%	01/03/2006	$1,250,479,167

Banc of America Securities LLC	500,000,000	3.42	01/03/2006	500,190,000

Deutsche Bank Securities, Inc.	500,000,000	3.35	01/03/2006	500,186,111

J.P. Morgan Securities, Inc.	750,000,000	3.45	01/03/2006	750,287,500

Morgan Stanley & Co.	1,500,600,000	3.45	01/03/2006	1,501,175,230

UBS Securities LLC	1,200,000,000	3.50	01/03/2006	1,200,466,667

TOTAL	$5,700,600,000			$5,702,784,675

At December 31, 2005, the Joint Repurchase Agreement Account I was fully collateralized by the following securities: U.S. Treasury Bills, 0.00%, due 01/05/2006; U.S. Treasury Bonds, 10.62% to 13.25%, due 08/15/2013 to 08/15/2015; U.S. Treasury Bonds Callable, 0.00%, due 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 11/30/2006 to 02/15/2014; U.S. Treasury Notes, 0.00% to 6.87% due 01/15/2006 to 08/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 9.37%, due 01/15/2006 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $5,814,878,884.

Joint Repurchase Agreement Account II—At December 31, 2005, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Financial Square Prime Obligations	$5,116,400,000

Financial Square Money Market	2,600,000,000

Financial Square Government	2,330,000,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,020,000,000	4.30%	01/03/2006	$3,021,442,889

Barclays Capital PLC	2,260,000,000	4.30	01/03/2006	2,261,079,778

Greenwich Capital Markets	300,000,000	4.33	01/03/2006	300,144,333

J.P. Morgan Securities, Inc.	400,000,000	4.30	01/03/2006	400,191,111

Morgan Stanley & Co.	3,140,000,000	4.27	01/03/2006	3,141,489,756

UBS Securities LLC	600,000,000	4.18	01/03/2006	600,278,667

UBS Securities LLC	2,565,000,000	4.30	01/03/2006	2,566,225,500

TOTAL	$12,285,000,000			$12,290,852,034

At December 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by the following securities: Federal Home Loan Bank, 3.50% to 4.40%, due 02/24/2006 to 01/18/2007; Federal Home Loan Mortgage Association, 0.00% to 13.00%, due 01/01/2006 to 01/01/2036; Federal National Mortgage Association, 0.00% to 15.50%, due 02/01/2006 to 01/01/2036; Government National Mortgage Association, 4.50% to 6.50%, due 11/15/2013 to 12/15/2035 and Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013. The aggregate market value of the collateral, including accrued interest, was $12,560,093,631.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
December 31, 2005

	Prime	Money
	Obligations	Market
	Fund	Fund

Assets:
Investment in securities, at value based on amortized cost	$19,981,930,461	$8,107,221,005
Repurchase agreements, at value based on amortized cost— unaffiliated issuers	5,699,400,000	3,004,400,000
Repurchase agreements, at value based on amortized cost— affiliated issuers	300,000,000	200,000,000
Cash	61,610	969,561
Receivables:
Investment securities sold	—	—
Interest	54,005,102	21,698,626
Fund shares sold	303,882	2,560,857
Reimbursements from investment adviser	—	—
Other assets	—	3,543

Total assets	26,035,701,055	11,336,853,592

Liabilities:
Payables:
Investment securities purchased	—	—
Dividend distribution	54,733,875	16,778,962
Amounts owed to affiliates	3,857,532	1,673,342
Fund shares repurchased	242,723	721,710
Accrued expenses	1,774,035	492,704

Total liabilities	60,608,165	19,666,718

Net Assets:
Paid-in capital	25,975,099,126	11,317,186,874
Undistributed net investment income	752,193	24,827
Accumulated net realized gain (loss) on investment transactions	(758,429)	(24,827)

Net assets	$25,975,092,890	$11,317,186,874

Net asset value, offering and redemption price per share:	$1.00	$1.00

Net Assets:
FST Shares	$18,844,076,613	$10,191,671,175
FST Select Shares	98,893,891	42,111,663
FST Preferred Shares	1,756,836,842	96,448,282
FST Capital Shares	478,856,950	35,585,756
FST Administration Shares	3,421,362,558	609,846,768
FST Service Shares	1,375,066,036	341,523,230

Shares outstanding:
FST Shares	18,844,076,613	10,191,671,175
FST Select Shares	98,893,891	42,111,663
FST Preferred Shares	1,756,836,842	96,448,282
FST Capital Shares	478,856,950	35,585,756
FST Administration Shares	3,421,362,558	609,846,768
FST Service Shares	1,375,066,036	341,523,230

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	25,975,092,890	11,317,186,874

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$439,587,857	$2,153,531,874	$1,813,616,175	$9,920,358,606	$8,830,462,646
4,768,900,000	—	2,952,100,000	—	—
—	—	—	—	—
56,840	10,089	16,530	37,822	5,675,470

—	264,452,243	—	—	—
1,477,079	—	9,872,945	13,018,494	48,746,918
24,556	—	7,912	—	198,698
—	—	—	58,144	17,791
—	—	—	—	—

5,210,046,332	2,417,994,206	4,775,613,562	9,933,473,066	8,885,101,523

—	264,077,241	—	917,489,742	176,270,142
11,102,962	4,974,080	7,687,277	6,431,965	5,391,359
906,192	382,258	635,009	1,424,276	1,339,204
—	—	—	—	60,048
1,023,294	372,716	556,317	712,176	412,122

13,032,448	269,806,295	8,878,603	926,058,159	183,472,875

5,197,013,884	2,148,133,481	4,766,734,959	9,007,409,557	8,701,960,322
1,240,534	29,457	471,042	120,045	—
(1,240,534)	24,973	(471,042)	(114,695)	(331,674)

$5,197,013,884	$2,148,187,911	$4,766,734,959	$9,007,414,907	$8,701,628,648

$1.00	$1.00	$1.00	$1.00	$1.00

$1,633,046,410	$1,201,313,329	$2,715,309,822	$7,555,581,877	$7,547,715,791
3,095	66,576	75,771,653	3,184	175,763,723
669,177,281	133,805,849	406,024,947	142,604,029	243,180,874
1,926,168	6,468,190	113,461,370	3,772,361	220,902,204
1,856,729,917	537,912,076	1,163,046,391	696,899,005	349,086,890
1,036,131,013	268,621,891	293,120,776	608,554,451	164,979,166

1,633,046,410	1,201,277,397	2,715,309,822	7,555,577,387	7,547,881,466
3,095	66,574	75,771,653	3,184	175,767,311
669,177,281	133,803,631	406,024,947	142,603,966	243,183,147
1,926,168	6,467,757	113,461,370	3,772,358	220,901,538
1,856,729,917	537,900,349	1,163,046,391	696,898,576	349,096,014
1,036,131,013	268,617,773	293,120,776	608,554,086	164,978,690

5,197,013,884	2,148,133,481	4,766,734,959	9,007,409,557	8,701,808,166

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Year Ended December 31, 2005

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest— unaffiliated	$784,037,817	$373,749,969
Interest— affiliated	10,601,987	4,605,484

Total income	794,639,804	378,355,453

Expenses:
Portfolio-Level Expenses:
Management fees	49,543,102	23,806,613
Transfer agent fees	1,852,022	836,054
Custody and accounting fees	1,588,464	893,557
Registration fees	312,746	178,081
Professional fees	73,707	73,270
Printing fees	58,463	45,421
Trustee fees	16,458	16,458
Other	617,807	343,472

Subtotal	54,062,769	26,192,926
Class Specific Expenses:
Administration Share fees	7,803,359	1,637,419
Service Share fees	5,947,549	1,536,714
Preferred Share fees	1,466,824	102,820
Capital Share fees	407,215	33,210
Select Share fees	24,831	24,304

Total expenses	69,712,547	29,527,393
Less—expense reductions	(10,311,842)	(4,901,900)

Net expenses	59,400,705	24,625,493

Net investment income	735,239,099	353,729,960

Net realized gain (loss) on investment transactions	(313,038)	(24,827)

Net increase in net assets resulting from operations	$734,926,061	$353,705,133

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$152,908,922	$60,698,326	$126,724,149	$249,956,384	$195,421,317
544,964	—	2,751,612	—	—

153,453,886	60,698,326	129,475,761	249,956,384	195,421,317

9,739,389	4,093,714	8,154,728	15,884,318	16,559,562
381,917	159,864	303,547	611,989	611,459
463,052	305,687	400,584	698,146	722,026
142,156	121,221	122,992	156,646	152,169
67,092	63,092	64,592	72,222	65,315
39,315	36,513	38,482	41,144	40,657
16,458	16,458	16,458	16,458	16,458
183,887	101,411	184,585	253,506	238,632

11,033,266	4,897,960	9,285,968	17,734,429	18,406,278

4,337,592	1,062,732	2,371,399	1,508,241	891,765
3,507,173	717,374	1,473,366	2,594,438	716,513
557,788	78,082	394,109	91,820	240,852
2,619	24,945	179,535	5,631	198,426
61	18	36,592	—	34,003

19,438,499	6,781,111	13,740,969	21,934,559	20,487,837
(1,342,617)	(836,636)	(1,967,880)	(1,934,788)	(3,591,675)

18,095,882	5,944,475	11,773,089	19,999,771	16,896,162

135,358,004	54,753,851	117,702,672	229,956,613	178,525,155

(775,265)	104,005	(468,848)	(114,695)	(36,730)

$134,582,739	$54,857,856	$117,233,824	$229,841,918	$178,488,425

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Prime Obligations Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

From operations:
Net investment income	$735,239,099	$291,239,486
Net realized gain (loss) on investment transactions	(313,038)	771,611

Net increase in net assets resulting from operations	734,926,061	292,011,097

Distributions to shareholders:
From net investment income
FST Shares	(558,926,671)	(231,767,815)
FST Select Shares	(2,550,372)	(1,147,793)
FST Preferred Shares	(43,772,224)	(18,831,911)
FST Capital Shares	(8,217,189)	(2,492,876)
FST Administration Shares	(89,982,138)	(31,298,177)
FST Service Shares	(31,391,499)	(6,558,493)

Total distributions to shareholders	(734,840,093)	(292,097,065)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	208,401,748,262	198,626,247,750
Proceeds received in connection with merger	171,881,446	118,576,062
Reinvestment of dividends and distributions	262,899,844	104,083,915
Cost of shares repurchased	(204,455,530,042)	(205,779,728,582)

Net increase (decrease) in net assets resulting from share transactions	4,380,999,510	(6,930,820,855)

Net increase (decrease)	4,381,085,478	(6,930,906,823)
Net assets:
Beginning of year	21,594,007,412	28,524,914,235

End of year	$25,975,092,890	$21,594,007,412

Undistributed net investment income	$752,193	$—

The accompanying notes are an integral part of these financial statements.

Money Market Fund		Treasury Obligations Fund

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2005	December 31, 2004	December 31, 2005	December 31, 2004

$353,729,960	$120,512,007	$135,358,004	$39,638,672
(24,827)	356,438	(775,265)	(382,116)

353,705,133	120,868,445	134,582,739	39,256,556

(320,855,079)	(112,081,054)	(52,273,522)	(18,759,296)
(2,456,977)	(464,767)	(7,777)	(20,334)
(3,009,144)	(1,435,181)	(16,451,987)	(4,860,623)
(691,046)	(437,748)	(47,233)	(26,582)
(18,641,521)	(4,293,670)	(47,773,204)	(12,522,007)
(8,051,366)	(2,156,025)	(17,771,522)	(3,325,208)

(353,705,133)	(120,868,445)	(134,325,245)	(39,514,050)

66,103,816,931	53,246,533,953	34,473,243,436	30,806,582,717
—	—	—	—
203,177,895	64,407,536	43,998,954	13,642,007
(65,219,472,966)	(54,452,942,253)	(34,335,378,208)	(29,788,471,674)

1,087,521,860	(1,142,000,764)	181,864,182	1,031,753,050

1,087,521,860	(1,142,000,764)	182,121,676	1,031,495,556

10,229,665,014	11,371,665,778	5,014,892,208	3,983,396,652

$11,317,186,874	$10,229,665,014	$5,197,013,884	$5,014,892,208

$24,827	$—	$1,240,534	$124,622

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Treasury Instruments Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

From operations:
Net investment income	$54,753,851	$13,657,803
Net realized gain (loss) on investment transactions	104,005	190,318

Net increase in net assets resulting from operations	54,857,856	13,848,121

Distributions to shareholders:
From net investment income
FST Shares	(37,057,183)	(11,060,420)
FST Select Shares	(1,821)	(1,969)
FST Preferred Shares	(2,414,908)	(175,927)
FST Capital Shares	(430,222)	(234,969)
FST Administration Shares	(11,382,636)	(1,874,162)
FST Service Shares	(3,515,884)	(501,446)

Total distributions to shareholders	(54,802,654)	(13,848,893)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	13,045,413,055	9,643,417,022
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	16,132,045	3,428,548
Cost of shares repurchased	(13,039,778,449)	(8,656,710,800)

Net increase (decrease) in net assets resulting from share transactions	21,766,651	990,134,770

Net increase (decrease)	21,821,853	990,133,998
Net assets:
Beginning of year	2,126,366,058	1,136,232,060

End of year	$2,148,187,911	$2,126,366,058

Undistributed net investment income	$29,457	$—

The accompanying notes are an integral part of these financial statements.

Government Fund		Federal Fund		Tax-Free Money Market

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2005	December 31, 2004	December 31, 2005	December 31, 2004	December 31, 2005	December 31, 2004

$117,702,672	$45,599,992	$229,956,613	$83,476,561	$178,525,155	$81,811,593
(468,848)	3,803	(114,695)	120,922	(36,730)	(92,197)

117,233,824	45,603,795	229,841,918	83,597,483	178,488,425	81,719,396

(64,187,471)	(27,024,362)	(196,817,084)	(75,198,250)	(158,247,187)	(75,450,477)
(3,487,989)	(1,339,445)	(93)	(60)	(2,489,423)	(1,706,359)
(11,438,778)	(5,611,944)	(2,891,225)	(1,039,424)	(5,191,739)	(1,874,561)
(3,563,566)	(892,716)	(106,733)	(39,599)	(2,964,637)	(117,030)
(26,986,409)	(8,820,087)	(16,763,562)	(4,207,112)	(7,061,884)	(2,298,727)
(7,569,611)	(1,915,241)	(13,257,871)	(3,113,038)	(2,570,285)	(364,439)

(117,233,824)	(45,603,795)	(229,836,568)	(83,597,483)	(178,525,155)	(81,811,593)

35,073,573,175	31,090,402,852	37,512,861,464	32,658,000,785	55,412,105,800	44,722,231,278
—	—	—	—	75,375,094	—
52,868,758	18,324,949	163,054,247	62,162,740	123,034,526	53,945,332
(34,978,347,889)	(30,243,062,061)	(37,213,618,785)	(32,289,700,292)	(55,746,143,874)	(43,607,686,452)

148,094,044	865,665,740	462,296,926	430,463,233	(135,628,454)	1,168,490,158

148,094,044	865,665,740	462,302,276	430,463,233	(135,665,184)	1,168,397,961

4,618,640,915	3,752,975,175	8,545,112,631	8,114,649,398	8,837,293,832	7,668,895,871

$4,766,734,959	$4,618,640,915	$9,007,414,907	$8,545,112,631	$8,701,628,648	$8,837,293,832

$471,042	$—	$120,045	$—	$—	$—

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
December 31, 2005

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares— FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules. The tax character of distributions paid during the fiscal year ended December 31, 2005 was ordinary income for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Federal Funds and tax-exempt income for the Tax-Free Money Market Fund.
   As of December 31, 2005 the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards and certain timing differences. Such timing differences include prior year non-deductible organization costs.

   At December 31, 2005 (tax-year-end), the following Funds had a capital loss carryforward for U.S. Federal tax purposes of approximately:

	Capital loss carryforward*:

						Tax-Free
	Prime	Money	Treasury			Money
Year Expiring	Obligations	Market	Obligations	Government	Federal	Market

2006	$—	$—	$—	$—	$—	$7,028
2007	—	—	—	—	—	637
2009	—	—	—	—	—	2,452
2010	—	—	—	—	—	3,295
2011	5,692	—	—	—	—	189,335
2012	544	—	—	—	—	86,852
2013	752,193	24,827	1,240,534	471,042	114,695	42,075

Total capital loss carryforward	$758,429	$24,827	$1,240,534	$471,042	$114,695	$331,674

* Due to fund mergers, utilization of these losses may be limited under the Internal Revenue Code.

   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations. Expiration occurs on December 31 of the year indicated.

   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.
   In order to present certain components of the Funds’ capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from dividend redesignations and acquired capital loss carryforwards from a merger.

			Accumulated
		Accumulated	Undistributed
	Paid-in	Net Realized	Net Investment
Fund	Capital	Gain (Loss)	Income

Prime Obligations	$6,236	$(359,423)	$353,187

Treasury Obligations	—	(83,153)	83,153

Treasury Instruments	—	(78,260)	78,260

Government	—	(2,194)	2,194

Tax-Free Money Market	15,407	(15,407)	—

D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on either a straight-line or pro-rata basis depending upon the nature of the expense. Select, Preferred, Capital, Administration and Service Shares bear all expenses and fees relating to their respective service plans.

E. Forward Commitment Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds,

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2005

together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. Agreements

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual percentage rate equal to 0.205% of each Fund’s average daily net assets.
   For the year ended December 31, 2005, GSAM has voluntarily agreed to waive a portion of its Management Fee equal to an annual percentage rate of the average daily net assets of the Funds.
   At a meeting held on June 16, 2005, GSAM agreed to voluntarily increase its Management Fee waiver for the Funds. Effective July 1, 2005, GSAM has voluntarily agreed to waive a portion of its Management Fee equal annually to 0.05% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and 0.03% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds. Prior to July 1, 2005, GSAM had agreed to waive a portion of its Management Fees equal annually to 0.035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and 0.015% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Transfer agent fees, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such custody expense reductions are in addition to other expenses reimbursed by the adviser.
   For the year ended December 31, 2005, expense reductions were as follows (in thousands):

		Other
		Expenses	Custody
	Management	Reimbursed	Expense
Fund	Fees Waived	by Adviser	Reductions	Total

Prime Obligations	$10,311	$—	$1	$10,312

Money Market	4,901	—	1	4,902

Treasury Obligations	1,095	247	1	1,343

Treasury Instruments	459	365	13	837

Government	1,696	271	1	1,968

Federal	1,774	154	7	1,935

Tax-Free Money Market	3,439	104	49	3,592

   Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.

   At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved Transfer Agent Fees equal to 0.015% of the average daily net assets of each Fund, which became effective July 1, 2005. Prior to July 1, 2005, Goldman Sachs received no separate fee as Transfer Agent.
   At December 31, 2005, the amounts owed to affiliates were as follows (in thousands):

		Transfer
	Management	Agent	Affiliated
Fund	Fees	Fees	Dealers	Total

Prime Obligations	$3,515	$340	$3	$3,858

Money Market	1,522	147	4	1,673

Treasury Obligations	837	69	—	906

Treasury Instruments	353	29	—	382

Government	581	54	—	635

Federal	1,312	112	—	1,424

Tax-Free Money Market	1,221	118	—	1,339

4. Select, Preferred, Capital, Administration and Service Plans

The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for Select, Preferred, Capital, Administration and Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for Select, Preferred, Capital, Administration and Service Shares provide for compensation to the service organizations in an amount equal to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the year ended December 31, 2005, the Funds did not have any borrowings under this facility.

6. Portfolio Concentrations

As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

7. Other Matters

Exemptive Orders— Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions with Goldman Sachs.

Legal Proceedings— Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2,

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2005

7. Other Matters (continued)

1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006 all claims against the defendants were dismissed by the U.S. District Court. It is possible that the plaintiffs may appeal this decision.

   Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.

Mergers and Reorganizations— At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Golden Oak Prime Obligation Money Market Portfolio by the Goldman Sachs Financial Square Prime Obligations Fund. The acquisition was completed on September 28, 2004.

   Pursuant to the Agreement, the assets and liabilities of the Golden Oak Prime Obligation Money Market Portfolio Institutional Class and Administration Class were transferred into the Goldman Sachs Financial Square Prime Obligations Fund FST Shares and FST Administration Shares, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	September 28,
Survivor/Acquired Fund	Issued	Shares	2004

Goldman Sachs Financial Square Prime Obligations FST Shares/
Golden Oak Prime Obligation Money Market Institutional Class	108,682,365	$108,682,365	108,682,365

Goldman Sachs Financial Square Prime Obligations FST Administration Shares/
Golden Oak Prime Obligation Money Market Administration Class	9,893,697	$9,893,697	9,893,697

   The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition).

Survivor
	Survivor	Acquired	Fund’s
	Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	before	before	after
Survivor/Acquired Fund	acquisition	acquisition	acquisition

Goldman Sachs Financial Square Prime Obligations/
Golden Oak Prime Obligation Money Market	$23,861,383,951	$118,576,062	$23,979,960,013

   At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Expedition Money Market and Tax-Free Money Market Funds into the Goldman Sachs Financial Square Prime Obligations and Tax-Free Money Market Funds. The acquisition was completed on February 28, 2005.

   Pursuant to the Agreement, the assets and liabilities of the Expedition Money Market and Tax-Free Money Markets (“Acquired Funds”) Institutional Class and Investment Services Class were transferred into the Goldman Sachs Financial Square Prime Obligations and Financial Square Tax-Free Money Market’s (“Survivors”) FST Administration Class and FST Service Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	February 28,
Survivor/Acquired Fund	Issued	Shares	2005

Goldman Sachs Financial Square Prime Obligations FST Administration Class/
Expedition Money Market Institutional Class	27,956,937	$27,956,937	27,956,937

Goldman Sachs Financial Square Prime Obligations FST Service Class/
Expedition Money Market Investment Service Class	143,924,508	$143,924,508	143,924,508

Goldman Sachs Financial Square Tax-Free Money Market FST Administration Class/
Expedition Tax-Free Money Market Institutional Class	5,198,906	$5,198,906	5,198,906

Goldman Sachs Financial Square Tax-Free Money Market FST Service Class/
Expedition Tax-Free Money Market Investment Service Class	70,176,189	$70,176,189	70,176,189

   The following chart shows the Survivor Funds’ and Acquired Funds’ aggregate net assets (immediately before and after the completion of the acquisition).

Survivor
	Survivor	Acquired		Funds’
	Funds’	Funds’		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Funds’	immediately
	before	before	Capital Loss	after
Survivor/Acquired Fund	acquisition	acquisition	Carryforward	acquisition

Goldman Sachs Financial Square Prime Obligations/
Expedition Money Market	$26,253,114,104	$171,881,446	$(6,236)	$26,424,995,550

Goldman Sachs Financial Square Tax-Free Money Market/
Expedition Tax-Free Money Market	$8,370,503,410	$75,375,094	$(15,407)	$8,445,878,504

Reorganization — At a meeting held on November 3, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the tax-free acquisitions of the First Funds Cash Reserve Portfolio by the Financial Square Money Market Fund, the First Funds U.S. Government Money Market Portfolio by the Financial Square Government Fund, and the First Funds Municipal Money Market Portfolio by the Financial Square Tax-Free Money Market Fund. Subject to the approval of the Board of Trustees of the First Funds Cash Reserve Portfolio, First Funds U.S. Government Money Market Portfolio and First Funds Municipal Money Market Portfolio, the acquisitions are expected to be completed in March 2006.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2005

8. Summary of Share Transactions (at $1.00 per share)
Share activity is as follows:

	Prime Obligations Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

FST Shares:
Shares sold	157,063,447,458	149,415,996,379
Shares issued in connection with the merger	—	108,682,365
Reinvestment of dividends and distributions	199,211,834	80,817,800
Shares repurchased	(154,400,316,414)	(156,374,272,445)

	2,862,342,878	(6,768,775,901)

FST Select Shares:
Shares sold	1,435,438,517	1,970,685,984
Reinvestment of dividends and distributions	2,177,740	1,062,505
Shares repurchased	(1,419,360,511)	(1,944,969,503)

	18,255,746	26,778,986

FST Preferred Shares:
Shares sold	15,342,268,656	14,113,619,114
Reinvestment of dividends and distributions	28,142,465	11,593,336
Shares repurchased	(15,026,137,016)	(14,140,620,108)

	344,274,105	(15,407,658)

FST Capital Shares:
Shares sold	4,853,150,391	3,389,819,750
Reinvestment of dividends and distributions	3,448,578	830,793
Shares repurchased	(4,619,548,204)	(3,488,186,721)

	237,050,765	(97,536,178)

FST Administration Shares:
Shares sold	19,567,023,322	21,608,109,850
Shares issued in connection with the merger	27,956,938	9,893,697
Reinvestment of dividends and distributions	17,183,428	6,244,247
Shares repurchased	(18,956,354,397)	(21,939,474,763)

	655,809,291	(315,226,969)

FST Service Shares:
Shares sold	10,140,419,918	8,128,016,673
Shares issued in connection with the merger	143,924,508	—
Reinvestment of dividends and distributions	12,735,799	3,535,234
Shares repurchased	(10,033,813,500)	(7,892,205,042)

	263,266,725	239,346,865

Net increase (decrease) in shares	4,380,999,510	(6,930,820,855)

Money Market Fund		Treasury Obligations Fund		Treasury Instruments Fund

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2005	December 31, 2004	December 31, 2005	December 31, 2004	December 31, 2005	December 31, 2004

57,236,841,238	46,393,669,794	12,912,169,184	10,166,558,155	8,453,645,175	6,973,922,693
—	—	—	—	—	—
181,107,683	58,643,025	23,582,277	9,290,243	12,354,290	2,745,806
(56,435,686,090)	(47,632,216,284)	(13,565,322,237)	(9,613,247,054)	(8,663,516,194)	(6,383,621,751)

982,262,831	(1,179,903,465)	(629,570,776)	562,601,344	(197,516,729)	593,046,748

865,927,855	253,161,352	52,100,000	11,900,000	—	7,563,069
2,345,136	449,569	2,432	20,156	1,819	843
(851,011,694)	(321,798,210)	(52,101,454)	(21,431,118)	—	(7,500,277)

17,261,297	(68,187,289)	978	(9,510,962)	1,819	63,635

1,541,410,000	818,442,242	2,373,340,541	1,919,911,721	235,480,935	416,577,756
2,980,707	1,344,407	1,748,345	300,025	745,275	94,547
(1,518,187,931)	(862,840,235)	(2,199,459,785)	(1,927,894,737)	(475,368,648)	(51,778,987)

26,202,776	(43,053,586)	175,629,101	(7,682,991)	(239,142,438)	364,893,316

83,896,238	278,191,169	8,873,759	9,148,174	129,478,287	80,530,513
689,502	321,303	43,668	9,630	424,033	221,680
(61,974,449)	(289,718,321)	(8,029,210)	(19,100,000)	(140,470,180)	(86,378,621)

22,611,291	(11,205,849)	888,217	(9,942,196)	(10,567,860)	(5,626,428)

5,553,217,119	4,687,922,615	13,950,961,904	14,596,691,379	2,850,980,173	1,501,060,807
—	—	—	—	—	—
11,197,170	2,427,464	3,528,576	1,360,373	1,322,847	171,197
(5,580,777,413)	(4,511,430,547)	(13,679,410,592)	(14,215,764,003)	(2,551,250,593)	(1,452,069,341)

(16,363,124)	178,919,532	275,079,888	382,287,749	301,052,427	49,162,663

822,524,481	815,146,781	5,175,798,048	4,102,373,288	1,375,828,485	663,762,184
—	—	—	—	—	—
4,857,697	1,221,768	15,093,656	2,661,580	1,283,781	194,475
(771,835,389)	(834,938,656)	(4,831,054,930)	(3,991,034,762)	(1,209,172,834)	(675,361,823)

55,546,789	(18,570,107)	359,836,774	114,000,106	167,939,432	(11,405,164)

1,087,521,860	(1,142,000,764)	181,864,182	1,031,753,050	21,766,651	990,134,770

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2005

8. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Government Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2005	December 31, 2004

FST Shares:
Shares sold	17,318,410,644	14,573,907,886
Reinvestment of dividends and distributions	30,282,268	10,863,417
Shares repurchased	(17,020,352,807)	(14,103,872,859)

	328,340,105	480,898,444

FST Select Shares:
Shares sold	1,119,760,710	1,473,179,340
Reinvestment of dividends and distributions	3,479,883	1,282,323
Shares repurchased	(1,189,859,309)	(1,446,204,407)

	(66,618,716)	28,257,256

FST Preferred Shares:
Shares sold	4,056,172,276	3,019,180,291
Reinvestment of dividends and distributions	5,280,127	2,536,735
Shares repurchased	(4,286,138,177)	(2,824,701,648)

	(224,685,774)	197,015,378

FST Capital Shares:
Shares sold	4,449,737,756	4,218,956,832
Reinvestment of dividends and distributions	2,519,509	476,523
Shares repurchased	(4,434,236,808)	(4,241,408,195)

	18,020,457	(21,974,840)

FST Administration Shares:
Shares sold	6,335,024,419	5,969,286,537
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	8,314,818	2,443,953
Shares repurchased	(6,253,080,766)	(5,833,706,630)

	90,258,471	138,023,860

FST Service Shares:
Shares sold	1,794,467,370	1,835,891,966
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	2,992,153	721,998
Shares repurchased	(1,794,680,022)	(1,793,168,322)

	2,779,501	43,445,642

Net increase (decrease) in shares	148,094,044	865,665,740

Federal Fund		Tax-Free Money Market Fund

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2005	December 31, 2004	December 31, 2005	December 31, 2004

28,962,830,488	25,756,264,216	47,630,280,552	41,750,864,583
149,869,796	58,651,227	119,047,602	52,374,661
(28,893,740,026)	(25,554,342,356)	(48,227,694,121)	(40,829,163,690)

218,960,258	260,573,087	(478,365,967)	974,075,554

—	34	484,584,075	644,350,588
93	35	1,089,761	559,889
—	(16,251)	(470,381,030)	(560,247,084)

93	(16,182)	15,292,806	84,663,393

369,463,097	736,373,293	770,084,677	678,274,393
1,992,388	180,974	493,245	272,918
(270,161,865)	(803,880,638)	(713,604,762)	(696,441,417)

101,293,620	(67,326,371)	56,973,160	(17,894,106)

—	—	4,116,468,182	113,077,484
106,731	39,598	914,929	85,674
(157,000)	(965,000)	(3,929,080,970)	(83,347,160)

(50,269)	(925,402)	188,302,141	29,815,998

3,676,957,392	2,647,893,579	1,548,196,353	889,592,449
—	—	5,198,905	—
5,087,653	1,669,472	879,738	477,059
(3,664,196,666)	(2,390,260,155)	(1,551,154,404)	(817,758,779)

17,848,379	259,302,896	3,120,592	72,310,729

4,503,610,487	3,517,469,663	862,491,961	646,071,781
—	—	70,176,189	—
5,997,586	1,621,434	609,251	175,131
(4,385,363,228)	(3,540,235,892)	(854,228,587)	(620,728,322)

124,244,845	(21,144,795)	79,048,814	25,518,590

462,296,926	430,463,233	(135,628,454)	1,168,490,158

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
Year—Share	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2005-FST Shares	$1.00	$0.031	$(0.031)	$1.00	3.14%	$18,844,076	0.18%	3.10%	0.22%	3.06%
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	98,894	0.21	3.08	0.25	3.04
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	1,756,837	0.28	2.99	0.32	2.95
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.98	478,857	0.33	3.03	0.37	2.99
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.88	3,421,363	0.43	2.88	0.47	2.84
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.62	1,375,066	0.68	2.64	0.72	2.60

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.25	15,981,734	0.18	1.22	0.22	1.18
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21	1.18	0.25	1.14
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28	1.13	0.32	1.09
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33	1.07	0.37	1.03
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68	0.75	0.72	0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18	1.07	0.22	1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21	1.06	0.25	1.02
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28	0.96	0.32	0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33	0.94	0.37	0.90
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43	0.80	0.47	0.76
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68	0.56	0.72	0.52

For the Period Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	22,565,712	0.18	1.74	0.22	1.70
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21	1.70	0.25	1.66
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28	1.60	0.32	1.56
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33 (c)	1.29 (c)	0.37 (c)	1.25 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43	1.48	0.47	1.44
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68	1.24	0.72	1.20

For the Year Ended December 31,

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.15	25,429,443	0.18	3.87	0.23	3.82
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.12	189,492	0.21	3.41	0.26	3.36
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.05	1,003,414	0.28	3.72	0.33	3.67
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43	3.64	0.48	3.59
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68	3.46	0.73	3.41

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
Year—Share	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2005-FST Shares	$1.00	$0.031	$(0.031)	$1.00	3.14%	$10,191,671	0.18%	3.07%	0.22%	3.03%
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21	3.03	0.25	2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28	2.93	0.32	2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33	3.12	0.37	3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43	2.85	0.47	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68	2.62	0.72	2.58

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18	1.25	0.22	1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21	1.22	0.25	1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28	1.14	0.32	1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33	0.98	0.37	0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43	1.05	0.47	1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68	0.75	0.72	0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18	1.07	0.22	1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21	1.03	0.25	0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28	0.98	0.32	0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33	0.85	0.37	0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43	0.81	0.47	0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68	0.57	0.72	0.53

For the Period Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18	1.76	0.22	1.72
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21	1.81	0.25	1.77
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28	1.62	0.32	1.58
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33 (c)	1.73 (c)	0.37 (c)	1.69 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43	1.50	0.47	1.46
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68	1.24	0.72	1.20

For the Year Ended December 31,

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18	3.74	0.23	3.69
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.13	301,797	0.21	3.79	0.26	3.74
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.06	194,015	0.28	4.22	0.33	4.17
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43	3.72	0.48	3.67
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.65	492,794	0.68	3.52	0.73	3.47

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
Year— Share	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2005-FST Shares	$1.00	$0.030	$(0.030)	$1.00	3.00%	$1,633,047	0.20%	3.00%	0.23%	2.97%
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	2.97	3	0.23	3.83	0.26	3.80
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.90	669,177	0.30	2.97	0.33	2.94
2005-FST Capital Shares	1.00	0.028	(0.028)	1.00	2.85	1,926	0.35	2.73	0.38	2.70
2005-FST Administration Shares	1.00	0.027	(0.027)	1.00	2.75	1,856,730	0.45	2.78	0.48	2.75
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.49	1,036,131	0.70	2.55	0.73	2.52

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20	1.16	0.22	1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23	0.82	0.25	0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30	1.04	0.32	1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35	0.77	0.37	0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45	0.90	0.47	0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70	0.67	0.72	0.65

2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20	0.92	0.22	0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23	0.88	0.25	0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30	0.82	0.32	0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35	0.72	0.37	0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45	0.67	0.47	0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70	0.44	0.72	0.42

For the Period Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	2,267,428	0.20	1.58	0.22	1.56
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23	1.53	0.25	1.51
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30	1.44	0.32	1.42
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35 (c)	1.38 (c)	0.37 (c)	1.36 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45	1.31	0.47	1.29
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70	1.06	0.72	1.04

For the Year Ended December 31,

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.87	3,985,276	0.20	3.66	0.23	3.63
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.83	70,040	0.23	1.83	0.26	1.80
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.76	205,440	0.30	4.06	0.33	4.03
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.61	1,515,737	0.45	3.54	0.48	3.51
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.35	1,155,241	0.70	3.09	0.73	3.06

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
Year— Share	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2005-FST Shares	$1.00	$0.028	$(0.028)	$1.00	2.84%	$1,201,313	0.20%	2.78%	0.24%	2.74%
2005-FST Select Shares	1.00	0.028	(0.028)	1.00	2.81	67	0.23	2.78	0.27	2.74
2005-FST Preferred Shares	1.00	0.027	(0.027)	1.00	2.74	133,806	0.30	3.07	0.34	3.03
2005-FST Capital Shares	1.00	0.027	(0.027)	1.00	2.69	6,468	0.35	2.58	0.39	2.54
2005-FST Administration Shares	1.00	0.026	(0.026)	1.00	2.58	537,912	0.45	2.67	0.49	2.63
2005-FST Service Shares	1.00	0.023	(0.023)	1.00	2.33	268,622	0.70	2.44	0.74	2.40

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.08	1,398,794	0.20	1.11	0.24	1.07
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.05	65	0.23	1.27	0.27	1.23
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.98	372,946	0.30	1.26	0.34	1.22
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.93	17,035	0.35	0.89	0.39	0.85
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.83	236,848	0.45	0.84	0.49	0.80
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.58	100,678	0.70	0.54	0.74	0.50

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	805,747	0.20	0.84	0.25	0.79
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	1	0.23	0.83	0.28	0.78
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	8,053	0.30	0.77	0.35	0.72
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	22,662	0.35	0.70	0.40	0.65
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	187,685	0.45	0.59	0.50	0.54
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	112,084	0.70	0.33	0.75	0.28

For the Period Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.57	971,035	0.20	1.47	0.25	1.42
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23	1.76	0.28	1.71
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30	1.39	0.35	1.34
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35 (c)	1.09 (c)	0.40 (c)	1.04 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45	1.14	0.50	1.09
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70	0.98	0.75	0.93

For the Year Ended December 31,

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.79	1,161,245	0.20	3.52	0.26	3.46
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.75	12,052	0.23	1.91	0.29	1.85
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.68	50,561	0.30	3.32	0.36	3.26
2001-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.53	117,089	0.45	3.22	0.51	3.16
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.27	115,500	0.70	3.01	0.76	2.95

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
Year— Share	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2005-FST Shares	$1.00	$0.031	$(0.031)	$1.00	3.10%	$2,715,310	0.18%	3.07%	0.23%	3.02%
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.07	75,772	0.21	2.87	0.26	2.82
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.00	406,025	0.28	2.91	0.33	2.86
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.95	113,461	0.33	2.99	0.38	2.94
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.85	1,163,046	0.43	2.86	0.48	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.59	293,121	0.68	2.58	0.73	2.53

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18	1.27	0.22	1.23
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21	1.21	0.25	1.17
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28	1.15	0.32	1.11
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33	1.10	0.37	1.06
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68	0.72	0.72	0.68

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18	1.05	0.22	1.01
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21	1.02	0.25	0.98
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28	0.96	0.32	0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33	0.87	0.37	0.83
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43	0.78	0.47	0.74
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68	0.54	0.72	0.50

For the Period Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18	1.68	0.22	1.64
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21	1.60	0.25	1.56
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28	1.58	0.32	1.54
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33 (c)	1.18 (c)	0.37 (c)	1.14 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43	1.40	0.47	1.36
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68	1.19	0.72	1.15

For the Year Ended December 31,

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18	3.76	0.24	3.70
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.05	51,609	0.21	3.15	0.27	3.09
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.98	850,943	0.28	3.68	0.34	3.62
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43	3.52	0.49	3.46
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.57	576,226	0.68	3.17	0.74	3.11

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
Year— Share	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2005-FST Shares	$1.00	$0.030	$(0.030)	$1.00	3.03%	$7,555,583	0.20%	3.02%	0.22%	3.00%
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.00	3	0.21	2.99	0.23	2.97
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.93	142,604	0.30	3.15	0.32	3.13
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.88	3,772	0.35	2.84	0.37	2.82
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.78	696,899	0.45	2.78	0.47	2.76
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.52	608,554	0.70	2.56	0.72	2.54

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20	1.17	0.22	1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23	0.98	0.25	0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30	1.03	0.32	1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35	1.01	0.37	0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45	1.00	0.47	0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70	0.68	0.72	0.66

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20	0.99	0.22	0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23	0.95	0.25	0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30	0.87	0.32	0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35	0.77	0.37	0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45	0.75	0.47	0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70	0.49	0.72	0.47

For the Period Ended December 31,

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	8,955,842	0.20	1.64	0.22	1.62
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	19	0.23	1.23	0.25	1.21
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30	1.54	0.32	1.52
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35 (c)	1.43 (c)	0.37 (c)	1.41 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45	1.39	0.47	1.37
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70	1.14	0.72	1.12

For the Year Ended December 31,

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.05	14,153,371	0.20	3.87	0.22	3.85
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.02	1	0.23	3.59	0.25	3.57
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.95	126,915	0.30	3.76	0.32	3.74
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.79	1,134,424	0.45	3.75	0.47	3.73
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.53	814,384	0.70	3.43	0.72	3.41

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
Year—Share	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2005-FST Shares	$1.00	$0.022	$(0.022)	$1.00	2.26%	$7,547,716	0.18%	2.23%	0.22%	2.19%
2005-FST Select Shares	1.00	0.022	(0.022)	1.00	2.23	175,764	0.21	2.20	0.25	2.16
2005-FST Preferred Shares	1.00	0.022	(0.022)	1.00	2.16	243,181	0.28	2.16	0.32	2.12
2005-FST Capital Shares	1.00	0.021	(0.021)	1.00	2.11	220,902	0.33	2.24	0.37	2.20
2005-FST Administration Shares	1.00	0.020	(0.020)	1.00	2.01	349,087	0.43	1.98	0.47	1.94
2005-FST Service Shares	1.00	0.017	(0.017)	1.00	1.75	164,979	0.68	1.79	0.72	1.75

2004-FST Shares	1.00	0.010	(0.010)	1.00	1.05	8,026,117	0.18	1.03	0.22	0.99
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.02	160,472	0.21	1.02	0.25	0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	186,208	0.28	0.94	0.32	0.90
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	32,599	0.33	0.93	0.37	0.89
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	345,968	0.43	0.81	0.47	0.77
2004-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	85,930	0.68	0.58	0.72	0.54

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	7,052,124	0.18	0.87	0.22	0.83
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	75,811	0.21	0.85	0.25	0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	204,104	0.28	0.79	0.32	0.75
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	2,784	0.33	0.75	0.37	0.71
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	273,661	0.43	0.61	0.47	0.57
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	60,412	0.68	0.38	0.72	0.34

For the Period Ended December 31,

2002-FST Shares	1.00	0.01	(0.01)	1.00	1.30	4,537,375	0.18	1.29	0.22	1.25
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	1.27	30	0.21	1.28	0.25	1.24
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.20	177,825	0.28	1.20	0.32	1.16
2002-FST Capital Shares (commenced August 12)	1.00	—(d)	—(d)	1.00	0.44	7,222	0.33 (c)	0.94 (c)	0.37 (c)	0.90 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43	1.04	0.47	1.00
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.80	69,204	0.68	0.79	0.72	0.75

For the Year Ended December 31,

2001-FST Shares	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18	2.46	0.23	2.41
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.57	1	0.21	2.73	0.26	2.68
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.50	17,722	0.28	2.45	0.33	2.40
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43	2.27	0.48	2.22
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68	2.04	0.73	1.99

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

(d)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and the Shareholders of Financial Square Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments (excluding bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund (collectively, the “Financial Square Funds”), portfolios of the Goldman Sachs Trust, at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Financial Square Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 27, 2006

Goldman Sachs Trust—Financial Square Funds

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2005

          As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; distribution (12b-1), service and/or shareholder administration fees (with respect to FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares, if any); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Fund				Money Market Fund				Treasury Obligations Fund				Treasury Instruments Fund

				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/05	12/31/05		12/31/05*	7/1/05	12/31/05		12/31/05*	7/1/05	12/31/05		12/31/05*	7/1/05	12/31/05		12/31/05*

FST Shares
Actual	$1,000.00	$1,018.20		$0.92	$1,000.00	$1,018.20		$0.93	$1,000.00	$1,017.60		$1.04	$1,000.00	$1,016.40		$1.03
Hypothetical 5% return	1,000.00	1,024.29	+	0.93	1,000.00	1,024.27	+	0.94	1,000.00	1,024.18	+	1.04	1,000.00	1,024.18	+	1.04

FST Select Shares
Actual	1,000.00	1,018.10		1.08	1,000.00	1,018.10		1.13	1,000.00	1,017.50		1.19	1,000.00	1,016.30		1.19
Hypothetical 5% return	1,000.00	1,024.14	+	1.08	1,000.00	1,024.09	+	1.13	1,000.00	1,024.03	+	1.19	1,000.00	1,024.02	+	1.20

FST Preferred Shares
Actual	1,000.00	1,017.70		1.43	1,000.00	1,017.70		1.41	1,000.00	1,017.10		1.55	1,000.00	1,015.90		1.54
Hypothetical 5% return	1,000.00	1,023.79	+	1.44	1,000.00	1,023.81	+	1.42	1,000.00	1,023.67	+	1.55	1,000.00	1,023.68	+	1.54

FST Capital
Actual	1,000.00	1,017.50		1.69	1,000.00	1,017.40		1.71	1,000.00	1,016.90		1.80	1,000.00	1,015.70		1.79
Hypothetical 5% return	1,000.00	1,023.53	+	1.69	1,000.00	1,023.51	+	1.71	1,000.00	1,023.42	+	1.80	1,000.00	1,023.43	+	1.80

FST Administration
Actual	1,000.00	1,017.00		2.19	1,000.00	1,016.90		2.21	1,000.00	1,016.30		2.31	1,000.00	1,015.20		2.30
Hypothetical 5% return	1,000.00	1,023.03	+	2.20	1,000.00	1,023.01	+	2.22	1,000.00	1,022.92	+	2.31	1,000.00	1,022.92	+	2.31

FST Service
Actual	1,000.00	1,015.70		3.46	1,000.00	1,015.70		3.48	1,000.00	1,015.10		3.58	1,000.00	1,013.90		3.57
Hypothetical 5% return	1,000.00	1,021.77	+	3.47	1,000.00	1,021.75	+	3.49	1,000.00	1,021.66	+	3.59	1,000.00	1,021.66	+	3.58

Goldman Sachs Trust—Financial Square Funds

	Government Fund				Federal Fund				Tax-Free Money Market Fund

				Expenses
				Paid for				Expenses				Expenses
	Beginning	Ending		the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/05	12/31/05		12/31/05*	7/1/05	12/31/05		12/31/05*	7/1/05	12/31/05		12/31/05*

FST Shares
Actual	$1,000.00	$1,018.10		$0.93	$1,000.00	$1,017.70		$1.04	$1,000.00	$1,012.50		$0.93
Hypothetical 5% return	1,000.00	1,024.29	+	0.93	1,000.00	1,024.18	+	1.04	1,000.00	1,024.28	+	0.93

FST Select Shares
Actual	1,000.00	1,017.90		1.08	1,000.00	1,017.50		1.28	1,000.00	1,012.40		1.08
Hypothetical 5% return	1,000.00	1,024.14	+	1.08	1,000.00	1,023.94	+	1.28	1,000.00	1,024.13	+	1.09

FST Preferred Shares
Actual	1,000.00	1,017.60		1.45	1,000.00	1,017.20		1.54	1,000.00	1,012.00		1.44
Hypothetical 5% return	1,000.00	1,023.77	+	1.45	1,000.00	1,023.67	+	1.55	1,000.00	1,023.78	+	1.44

FST Capital
Actual	1,000.00	1,017.30		1.61	1,000.00	1,016.90		1.80	1,000.00	1,011.80		1.69
Hypothetical 5% return	1,000.00	1,023.61	+	1.61	1,000.00	1,023.42	+	1.80	1,000.00	1,023.53	+	1.70

FST Administration
Actual	1,000.00	1,016.80		2.21	1,000.00	1,016.40		2.31	1,000.00	1,011.20		2.20
Hypothetical 5% return	1,000.00	1,023.01	+	2.22	1,000.00	1,022.92	+	2.31	1,000.00	1,023.02	+	2.21

FST Service
Actual	1,000.00	1,015.50		3.54	1,000.00	1,015.10		3.57	1,000.00	1,010.00		3.46
Hypothetical 5% return	1,000.00	1,021.69	+	3.55	1,000.00	1,021.66	+	3.59	1,000.00	1,021.76	+	3.48

*	Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Prime Obligations	0.18%	0.21%	0.28%	0.33%	0.43%	0.68%
Money Market	0.18	0.22	0.28	0.34	0.43	0.68
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.70
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.70
Government	0.18	0.21	0.28	0.32	0.44	0.70
Federal	0.20	0.25	0.30	0.35	0.45	0.70
Tax-Free Money Market	0.18	0.21	0.28	0.33	0.43	0.68

+	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 63	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-2004); Trustee of the Walnut Street Theater (1992-2004); Trustee, Scholarship America (1998-Present); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	72	None

John P. Coblentz, Jr. Age: 64	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	72	None

Patrick T. Harker Age: 47	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	72	None

Mary P. McPherson Age: 70	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977- Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); Director, American School of Classical Studies in Athens (1997-Present); and Trustee, Emeriti Retirement Health Solutions (post-retirement medical insurance program for non-profit institutions) (Since 2005).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	72	None

Wilma J. Smelcer Age: 56	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	72	Lawson Products Inc. (distributor of industrial products).

Trustees and Officers (Unaudited)
Independent Trustees (continued)

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Richard P. Strubel Age: 66	Trustee	Since 1987	Vice Chairman and Director, Cardean Learning Group (provider of educational services via the internet) (2003-Present); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	72	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 56	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994- May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	72	None

*Kaysie P. Uniacke Age: 44	Trustee &	Since 2001	Managing Director, GSAM (1997-Present).	72	None
President	Since 2002	Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies).

			Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2005, the Trust consisted of 61 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 44	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 71 South Wacker Drive Suite 500 Chicago, IL 60606 Age: 45	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 43	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004)

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 41	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 40	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Financial Square Funds — Tax Information (Unaudited)

During the year ended December 31, 2005, 100% of the distributions from net investment income paid by the Financial Square Tax-Free Money Market Fund were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended December 31, 2005, 100% of the distributions paid by the Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Funds were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The Standardized 30-Day Yield is calculated by annualizing the net investment income per share earned over a 30-day period divided by the maximum public offering price per share on the last day of the period. This yield does not necessarily reflect income earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. Date of first use: March 1, 2006 06-260/105.1K / 03-06

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQ/AR 12/05	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Trust: The accountant fees below reflect the aggregate fees paid by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates
Table 1 – Items 4(a) -4(d)

	2005	2004	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$762,000	$717,800	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$427,000	$450,500	Financial statement audits

Audit-Related Fees

• PwC	$227,400	$198,800	Other attest services

• E&Y	$0	$0

Tax Fees

• PwC	$176,800	$175,900	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$84,850	$84,850	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns
All Other Fees

• E&Y	$0	$10,000	Research and discussion on amortization methodologies

Items 4(b)(c) & (d) Table 2. Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Goldman Sachs Trust’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X

	2005	2004	Description of Services Rendered
Audit-Related Fees

• PwC	$683,000	$683,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• E&Y	$18,325	$0	Audit related time borne by the funds’ adviser

Tax Fees

• PwC	$0	$0

• E&Y	$0	$0

All Other Fees

• PwC	$0	$23,500	Review of fund merger documents.

• E&Y	$309,782	$18,000	Assistance in developing and executing testing plans for the compliance policies and procedures for GSAM LP and Goldman Sachs Mutual Funds (2005); Review of fund merger documents (2004).

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Items 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the 12 months ended December 31, 2005 and December 31, 2004 were approximately $404,200 and $374,700, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 25, 2005 and November 26, 2004 were approximately $5.2 million and $3.9 million, respectively. The 2004 and 2005 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

The aggregate non-audit fees billed to GST by Ernst & Young LLP for the 12 months ended December 31, 2005 and December 31, 2004 were approximately $84,850 and $84,850, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2005 and December 31, 2004 were approximately $49.0  million and $34.5 million, respectively. The 2004 and 2005 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

Items 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment advisor and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 9, 2006

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	March 9, 2006